united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

James Ash

80 Arkay Drive, Suite 110 Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 4/30

Date of reporting period:4/30/17

Item 1. Reports to Stockholders.

Annual Report
April 30, 2017

1-888-451-TPFG
www.TPFG.com

Distributed by Northern Lights Distributors, LLC
FINRA Member

Dear Fellow Shareholders:

It is my pleasure to offer The Pacific Financial Group, Inc. Mutual Funds Annual Report. The annual report is comprehensive; however, I would like to offer some additional details. The Pacific Financial Group, Inc. Mutual Funds are comprised of eight mutual funds: Core Equity Fund, Explorer Fund, International Fund, Tactical Fund, Strategic Conservative Fund, Faith & Values Based Moderate Fund, Dynamic Allocation Fund and Flexible Growth & Income Fund. There are two classes of shares, Institutional and Investor, for each of the funds except for the Faith & Values Based Moderate Fund which currently has one share class: Investor. At year end (April 30, 2017), a total of about $1,487,498,866 was under management in these funds. Of that total, 92% or $1,373,597,657 was invested in Investor class shares, and about 8% or $113,901,208 was invested in Institutional class shares (the prospectus clearly explains the differences of these two share classes). The same investment methods and strategies were used in both share classes, but, because of different characteristics of the shares, there are variances in performance between the two share classes. Please refer to the prospectus and annual report to see the differences explained in detail.

In general, the twelve months ended April 30, 2017 were positive for equity and bond markets. The equity market recovered from the fall in oil prices and record earnings growth in late 2016. Bond investors were rewarded with range bound yields and a rally in corporate bonds.

Core Equity Fund

The Core Equity Institutional and Investor share classes finished the year with returns of 17.17% and 16.32%, respectively. The S&P 500 Price Index (the fund’s benchmark) retuned 15.44%. The S&P 500 Total Return Index (dividends reinvested) returned 17.92%. The outperformance can be attributed to strong performance from two large cap holdings and multi-cap exposure, as mid and small caps outperformed large caps in the fourth quarter of 2016. The leading large cap holdings were DoubleLine Shiller Enhanced CAPE, which added 0.67% on a weighted basis (8.45% of the portfolio) and PowerShares QQQ ETF, which added 0.54% on a weighted basis (8.13% of the portfolio). Both small cap holdings made substantial contributions to the portfolio. The iShares Core S&P Small Cap ETF added 0.47% on a weighted basis (10.35% of the portfolio) and the SPDR SSGA US Small Cap Low Volatility ETF added 0.28% on a weighted basis (4.66% of the portfolio). Contributions from midcap holdings were more modest with iShares Core S&P Mid-Cap making the strongest contribution of 0.07% on a weighted basis (12.44% of the portfolio). Style leadership fluctuated between growth and value throughout the year causing style holdings as a group to detract from performance. The largest detraction came from the iShares S&P 500 Value ETF (6.80% of the portfolio), which detracted -0.57% on a weighted basis, as energy holdings declined in the first quarter of 2017.

Explorer Fund

The Explorer Fund Institutional and Investor share classes returned 14.94% and 14.11%, respectively. The S&P 500 Price Index (the fund’s benchmark) returned 15.44%. The S&P 500 Total Return Index (dividends reinvested) returned 17.92%. The fund’s performance was broadly in-line with the benchmark up until the beginning of 2017. After the presidential election in November, we saw a large rally in value stocks, led by energy and financials. We reconfigured the portfolio to overweight these areas, as they were likely beneficiaries from tax reform and fiscal stimulus. However, strong earnings growth in the technology sector pushed the growth stocks higher, resulting in underperformance. The portfolio is currently overweight to technology with a group of four ETFs, all of which contributed to performance. The largest technology holding, Technology Select Sector SPDR ETF (15.91% of the portfolio) contributed the most, adding 1.95% on a weighted basis. Financial exposure, increased in late 2016, also added to performance through the Vanguard Financials ETF (16.32% of the portfolio), contributing 0.69% on a weighted basis. The largest detractor from performance was the Energy Select Sector SPDR ETF (1.93% as of 4/30/17), -1.04% on a weighted basis.

International Fund

The International Fund Institutional and Investor share classes posted a positive return of 9.85%, and 8.95%, respectively. The MSCI EAFE NR Index (the benchmark) was up 11.29% for the same time period. The fund was ahead of its benchmark until the surprising results of the U.S. election in early November, which caused global equity markets to rally. The largest drag on performance was an underweight to financial stocks in Europe, a stronger dollar, and weak performance of international small and mid-cap stocks. The primary contributors to the Fund’s performance during the time period were Thornburg Global Opportunities Fund (10.22% of portfolio), contributing 0.78% on a weighted basis and Brown Advisory WMC Strategic European Equity Fund (15.53% of portfolio), adding 0.60% on a weighted basis. Top detractors for the period were T. Rowe Price European Stock (0% of portfolio as of 4/30/17), detracting -0.85% on a weighted basis, and Matthews Japan Fund (11.56% of portfolio), detracting -0.61% on a weighted basis.

Strategic Conservative

The Strategic Conservative Fund Institutional and Investor share class returns were 2.32% and 1.95%, respectively. The Barclays U.S. Intermediate Government/Credit Total Return Index (the benchmark) rose 0.78%. The outperformance can be attributed to strong performance from active managers and contributions from select sector allocations. Intermediate bond active managers benefited from a benign yield environment, a rally in corporate credit and solid returns from mortgage backed securities. The strongest performance came from the PIMCO Income Fund (14.23% of the portfolio) and the Guggenheim Total Return Bond Fund (13.03% of the portfolio), adding 1.12% and 0.71% respectively, on a weighted basis. Sector allocation to preferred securities and floating rate bank loans also contributed with Cohen & Steers Preferred Securities & Income Fund (0% as of 4/30/17) and Guggenheim Floating Rate Strategies Fund (6.87%) adding 0.13% and 0.21% respectively, on a weighted basis. Two holdings had modest underperformance, the TCW Total Return Bond Fund (10.96%) and First Trust Low Duration Opportunities ETF (6.04%) each marginally detracted -0.01%, on a weighted basis.

Tactical Fund

The Tactical Fund Institutional and Investor share classes posted a positive return of 2.66% and 1.85%, respectively. The strong performance can be attributed to two factors: our holdings in fixed income investments with lower sensitivity to rising interest rates, and our holdings in alternative investments with low correlation to stocks and bonds. The leading contributors to the Fund’s performance were AQR Long/Short Equity fund (7.21% of portfolio), adding 0.76% on a weighted basis and PIMCO Mortgage Opportunities Fund (16.54% of portfolio), which added 0.72% on a weighted basis. The only detractor was Vanguard Market Neutral Fund (0% of portfolio as of 4/30/17), detracting -0.50% on a weighted basis.

Faith & Values Based Moderate Fund

The Faith & Values Based Moderate Fund Investor share class returned 8.53% for the year ended April 30, 2017. The fund’s benchmark, a blend of 50% S&P 500 PR and 50% Barclays U.S. Intermediate Government Credit Index Total Return, returned 7.94% over the same time period. The total return (dividends reinvested) version of the same blend returned 9.10%. Due to the restrictive nature of the investment universe, it may at times be difficult to outperform the benchmark, however the fund provided a strong return for the period. The leading contributors to the Fund’s performance were Praxis Growth Index Fund (9.88% of portfolio), which added 1.12% on a weighted basis and GuideStone Equity Index Fund (12.27% of portfolio), adding 1.11% on a weighted basis. Two of the leading detractors were Praxis Impact Bond Fund (13.43% of portfolio), detracting -1.16% on a weighted basis and New Covenant Income Fund (3.33% of portfolio), detracting -0.33% on a weighted basis.

Dynamic Allocation Fund

The Dynamic Allocation Fund Institutional and Investor share classes posted returns of 8.52% and 7.76%, respectively. The fund’s benchmark, a blend of 50% S&P 500 PR and 50% Barclays U.S. Intermediate Government Credit Index Total Return, returned 7.94% over the same time period. The total return (dividends reinvested) version of the same blend returned 9.10%. The Institutional share class exceeded the benchmark, while the Investor share class was slightly behind the benchmark. All moderate allocation holdings, except one, added to performance, with Vanguard Balanced Index (17.94% of the portfolio) and American Funds American Balanced Fund (15.95% of the portfolio) adding 0.60% and 0.44%, respectively, on a weighted basis. Fixed income exposure detracted as stocks rallied, with the iShares Intermediate Govt/Credit Index ETF (0%) detracting -0.43%. An allocation to iShares S&P 500 Value ETF (0%) also detracted from performance, -0.04% on a weighted basis.

Flexible Growth & Income Fund

The Flexible Growth and Income Institutional and Investor share classes posted a positive return of 6.86% and 5.95%, respectively. The fund’s benchmark, a blend of 50% S&P 500 PR and 50% Barclays U.S. Intermediate Government Credit Index Total Return, returned 7.94% over the same time period. The total return (dividends reinvested) version of the same blend returned 9.10%. The fund’s underperformance can be attributed to one major factor: its current asset allocation relative to its benchmark has an overweight to alternative asset class, which did not keep up with the equity rally after the presidential elections in early November. The leading contributors to the Fund’s performance were Lazard Global Listed Infrastructure Fund (8.68% of portfolio), contributing 0.94% on a weighted basis and AQR Long/Short Equity Fund (15.48% of portfolio), contributing 0.93% on a weighted basis. Two of the leading detractors were Catalyst Hedged Futures Strategy (0% of portfolio as of 4/30/17), detracting -1.92% on a weighted basis and Guggenheim Floating Rate Strategies Fund (10% of portfolio), detracting -0.21% on a weighted basis.

We are always looking for ways to improve our investment process and how we construct portfolios. We look forward to the challenges and opportunities that we face as investment managers.

Thank you for your confidence in The Pacific Financial Group, Inc. Mutual Funds.

Very truly yours,

James C. McClendon, C.I.O. and Managing Director
The Pacific Financial Group, Inc.

Mutual Funds Involve Risk Including Possible Loss of Principal. Past performance is no guarantee of future results. Investment return and principal value will vary. Investors’ shares when redeemed may be worth more or less than original cost. Returns do not reflect the deduction of taxes a shareholder would pay on distributions or redemption of fund shares. The Fund’s prospectus contains more complete information, including fees, expenses and risks involved in investing in newly public companies and should be read carefully before investing. Before investing you should carefully consider the investment objectives, risks, shares and expenses of the Pacific Financial Group, Inc. Mutual Funds. This and other important information about the funds are contained in the prospectus; to obtain an additional prospectus please call 1-888-451-TPFG. The prospectus should be read carefully before investing. The Pacific Financial Group, Inc. Mutual Funds is distributed by Northern Lights Distributors, LLC member FINRA/SIPC.

The S&P 500 Price Index is an unmanaged broad measure of the U.S. stock market. The S&P 500 Total Return Index returns assume reinvestment of dividends. The MSCI EAFE Index is a market-weighted index composed of large and mid-capitalization equities in Europe, Australasia and the Far East. The Barclays U.S. Intermediate Government/Credit Total Return Index is an unmanaged index that tracks the performance of intermediate U.S. government securities. The 90 Day Treasury Bill Index in as unmanaged index generally considered representative of the performance of short-term money instruments. U.S. Treasury bills are backed by the full faith and credit of the U.S. Government and offer a guarantee as to the repayment of principal and interest maturity. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly; unlike a fund’s returns, the Index does not reflect any fees or expenses.

6676-NLD-5/10/2017

PACIFIC FINANCIAL CORE EQUITY FUND
PORTFOLIO REVIEW (Unaudited)
April 30, 2017

The Fund’s performance figures* for the periods ended April 30, 2017, compared to its benchmark:

		Annualized	Annualized Five	Annualized Since	Annualized Since
	One Year	Three Year	Year	Inception (7/2/07)	Inception (1/2/09)
Pacific Financial Core Equity Fund - Institutional Class	17.17%	6.63%	9.91%	3.21%	N/A
Pacific Financial Core Equity Fund - Investor Class	16.32%	5.86%	9.11%	N/A	9.58%
S&P 500 Total Return Index **	17.92%	10.47%	13.68%	6.98%	14.37%

Comparison of the Change in Value of a $10,000 Investment

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The Fund’s total annual operating expenses were 1.96% for Institutional Class Shares and 2.71% for Investor Class shares per the August 29, 2016 prospectus. For performance information current to the most recent month-end, please call 1-888-451-TPFG.

**	The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Holdings By Asset Type as of April 30, 2017	% of Net Assets
Exchange Traded Funds - Equity Funds	83.77%
Mutual Funds - Equity Funds	15.83%
Money Market Funds	6.42%
Liabilities in Excess of Other Assets	-6.02%
100.00%

Please refer to the Portfolio of Investments in this annual report for a detailed analysis of the Fund’s holdings.

PACIFIC FINANCIAL EXPLORER FUND
PORTFOLIO REVIEW (Unaudited)
April 30, 2017

The Fund’s performance figures* for the periods ended April 30, 2017, compared to its benchmark:

		Annualized	Annualized	Annualized Since Inception	Annualized Since
	One Year	Three Year	Five Year	(7/2/07)	Inception (1/2/09)
Pacific Financial Explorer Fund - Institutional Class	14.94%	7.24%	10.35%	3.00%	N/A
Pacific Financial Explorer Fund - Investor Class	14.11%	6.45%	9.52%	N/A	8.51%
S&P 500 Total Return Index **	17.92%	10.47%	13.68%	6.98%	14.37%

Comparison of the Change in Value of a $10,000 Investment

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The Fund’s total annual operating expenses were 1.84% for Institutional Class Shares and 2.59% for Investor Class shares per the August 29, 2016 prospectus. For performance information current to the most recent month-end, please call 1-888-451-TPFG.

**	The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Holdings By Sector or Asset Class as of April 30, 2017	% of Net Assets
Technology	25.23%
Health & Biotechnology	16.79%
Financial Services	16.36%
Consumer Defensive	11.65%
Leisure Industry	8.73%
Industrial	7.27%
Energy	5.84%
Real Estate	5.04%
Large Cap Growth & Income	3.00%
Money Market Fund	5.83%
Liabilities in excess of other Assets	-5.74%
100.00%

Please refer to the Portfolio of Investments in this annual report for a detailed analysis of the Fund’s holdings.

PACIFIC FINANCIAL INTERNATIONAL FUND
PORTFOLIO REVIEW (Unaudited)
April 30, 2017

The Fund’s performance figures* for the periods ended April 30, 2017, compared to its benchmark:

		Annualized	Annualized	Annualized Since	Annualized Since
	One Year	Three Year	Five Year	Inception (7/2/07)	Inception (1/2/09)
Pacific Financial International Fund - Institutional Class	9.85%	0.69%	4.24%	-4.46%	N/A
Pacific Financial International Fund - Investor Class	8.95%	(0.06)%	3.48%	N/A	0.70%
MSCI EAFE Net Total Return Index **	11.29%	0.86%	6.78%	0.62%	7.60%

Comparison of the Change in Value of a $10,000 Investment

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The Fund’s total annual operating expenses were 2.53% for Institutional Class Shares and 3.28% for Investor Class shares per the August 29, 2016 prospectus. For performance information current to the most recent month-end, please call 1-888-451-TPFG.

**	The MSCI EAFE Net Total Return Index is a market-weighted index composed of companies representative of the market structure of 21 developed market countries in Europe, Australasia and the Far East. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Holdings By Asset Class as of April 30, 2017	% of Net Assets
Mutual Funds - Equity Funds	94.78%
Exchange Traded Funds - Equity Funds	5.21%
Money Market Fund	4.00%
Liabilities in excess of other Assets	-3.99%
100.00%

Please refer to the Portfolio of Investments in this annual report for a detailed analysis of the Fund’s holdings.

PACIFIC FINANCIAL STRATEGIC CONSERVATIVE FUND
PORTFOLIO REVIEW (Unaudited)
April 30, 2017

The Fund’s performance figures* for the periods ended April 30, 2017, compared to its benchmark:

		Annualized Three	Annualized Five	Annualized Since	Annualized Since
	One Year	Year	Year	Inception (7/2/07)	Inception (1/2/09)
Pacific Financial Strategic Conservative Fund - Institutional Class	2.32%	1.34%	1.86%	2.23%	N/A
Pacific Financial Strategic Conservative Fund - Investor Class	1.95%	0.70%	1.19%	N/A	2.06%
Barclays U.S. Intermediate Government/Credit Index **	0.78%	2.05%	1.82%	3.89%	3.38%

Comparison of the Change in Value of a $10,000 Investment

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The Fund’s total annual operating expenses were 1.70% for Institutional Class Shares and 2.20% for Investor Class shares per the August 29, 2016 prospectus. For performance information current to the most recent month-end, please call 1-888-451-TPFG.

**	The Barclays U.S. Intermediate Government/Credit Index is an unmanaged index that tracks the performance of intermediate US government securities. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Holdings By Asset Class as of April 30, 2017	% of Net Assets
Mutual Funds - Debt Funds	85.18%
Mutual Funds - Asset Allocation Fund	8.09%
Exchange Traded Funds - Debt Fund	6.04%
Money Market Fund	0.96%
Liabilities in excess of other Assets	-0.27%
100.00%

Please refer to the Portfolio of Investments in this annual report for a detailed analysis of the Fund’s holdings.

PACIFIC FINANCIAL TACTICAL FUND
PORTFOLIO REVIEW (Unaudited)
April 30, 2017

The Fund’s performance figures* for the periods ended April 30, 2017, compared to its benchmark:

		Annualized Three	Annualized	Annualized Since	Annualized Since
	One Year	Year	Five Year	Inception (7/2/07)	Inception (1/2/09)
Pacific Financial Tactical Fund - Institutional Class	2.66%	0.43%	1.86%	1.02%	N/A
Pacific Financial Tactical Fund - Investor Class	1.85%	(0.32)%	1.09%	N/A	1.11%
B of A Merrill Lynch 3 Month Treasury Bill Index **	0.39%	0.19%	0.15%	0.57%	0.14%

Comparison of the Change in Value of a $10,000 Investment

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The Fund’s total annual operating expenses were 2.31% for Institutional Class Shares and 3.06% for Investor Class shares per the August 29, 2016 prospectus. For performance information current to the most recent month-end, please call 1-888-451-TPFG.

**	The B of A Merrill Lynch 3 Month Treasury Bill Index is an unmanaged index that measures returns of the three-month Treasury Bills. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees and expenses.

Holdings By Asset Class as of April 30, 2017	% of Net Assets
Mutual Funds - Debt Funds	56.39%
Mutual Funds - Equity Funds	31.90%
Mutual Funds - Asset Allocation Fund	10.19%
Short-Term Investment - Money Market Fund	1.51%
Assets in excess of other Liabilities	0.01%
100.00%

Please refer to the Portfolio of Investments in this annual report for a detailed analysis of the Fund’s holdings.

PACIFIC FINANCIAL FAITH AND VALUES BASED MODERATE FUND
PORTFOLIO REVIEW (Unaudited)
April 30, 2017

The Fund’s performance figures* for the periods ended April 30, 2017, compared to its benchmark:

		Annualized Since Start
		of Performance
	One Year	(12/3/14) **
Pacific Financial Faith & Values Based Moderate Fund - Investor Class	8.53%	2.36%
Blend 50% S&P 500 TR/ 50% Barclays Intermediate Government Credit Index ***	9.10%	5.19%

Comparison of the Change in Value of a $10,000 Investment

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The Fund’s total annual operating expenses were 2.68% for Institutional Class Shares and 3.43% for Investor Class shares per the August 29, 2016 prospectus. For performance information current to the most recent month-end, please call 1-888-451-TPFG.

**	The Fund commenced operations on May 31, 2013. Start of performance is December 3, 2014.

***	50% - The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses. 50% - The Barclays Intermediate Government/Credit Index is an unmanaged index that tracks the performance of intermediate US government securities. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Top Holdings By Asset Class as of April 30, 2017	% of Net Assets
Mutual Funds - Equity Funds	69.32%
Mutual Funds - Debt Funds	16.81%
Mutual Funds - Asset Allocation Fund	6.63%
Money Market Fund	1.45%
Assets in excess of other Liabilities	5.79%
100.00%

Please refer to the Portfolio of Investments in this annual report for a detailed analysis of the Fund’s holdings.

PACIFIC FINANCIAL DYNAMIC ALLOCATION FUND
PORTFOLIO REVIEW (Unaudited)
April 30, 2017

The Fund’s performance figures* for the periods ended April 30, 2017, compared to its benchmark:

		Annualized Since Start
		of Performance
	One Year	(10/6/15) **
Pacific Financial Dynamic Allocation Fund - Institutional Class	8.52%	6.75%
Pacific Financial Dynamic Allocation Fund - Investor Class	7.76%	6.00%
Blend 50% S&P 500 TR/ 50% Barclays Intermediate Government Credit Index **	9.10%	9.31%

Comparison of the Change in Value of a $10,000 Investment

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The Fund’s total annual operating expenses were 1.68% for Institutional Class Shares and 2.43% for Investor Class shares per the August 29, 2016 prospectus. For performance information current to the most recent month-end, please call 1-888-451-TPFG.

**	50% - The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. 50% -The Barclays Intermediate Government/Credit Index is an unmanaged index that tracks the performance of intermediate US government securities. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Top Holdings By Asset Class as of April 30, 2017	% of Net Assets
Mutual Funds - Asset Allocation Funds	73.27%
Exchange Traded Funds - Equity Fund	13.74%
Mutual Funds - Debt Fund	7.21%
Mutual Funds - Equity Fund	5.62%
Money Market Fund	0.54%
Liabilities in excess of other Assets	-0.38%
100.00%

Please refer to the Portfolio of Investments in this annual report for a detailed analysis of the Fund’s holdings.

PACIFIC FINANCIAL FLEXIBLE GROWTH & INCOME FUND
PORTFOLIO REVIEW (Unaudited)
April 30, 2017

The Fund’s performance figures* for the periods ended April 30, 2017, compared to its benchmark:

		Annualized Since Start
		of Performance
	One Year	(12/1/15) **
Pacific Financial Flexible Growth & Income Fund - Institutional Class	6.86%	3.41%
Pacific Financial Flexible Growth & Income Fund - Investor Class	5.95%	2.61%
Blend 50% S&P 500 TR/ 50% Barclays Intermediate Government Credit Index **	9.10%	7.13%

Comparison of the Change in Value of a $10,000 Investment

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The Fund’s total annual operating expenses were 1.78% for Institutional Class Shares and 2.53% for Investor Class shares per the August 29, 2016 prospectus. For performance information current to the most recent month-end, please call 1-888-451-TPFG.

**	50% - The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. 50% - The Barclays Intermediate Government/Credit Index is an unmanaged index that tracks the performance of intermediate US government securities. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Top Holdings By Asset Class as of April 30, 2017	% of Net Assets
Mutual Funds - Equity Funds	46.89%
Mutual Funds - Debt Funds	23.13%
Mutual Funds - Alternative Funds	19.73%
Exchange Traded Funds - Equity Fund	8.68%
Money Market Fund	1.74%
Liabilities in excess of other Assets	-0.17%
100.00%

Please refer to the Portfolio of Investments in this annual report for a detailed analysis of the Fund’s holdings.

PACIFIC FINANCIAL CORE EQUITY FUND
PORTFOLIO OF INVESTMENTS	April 30, 2017

Shares	Description	Value
	EXCHANGE TRADED FUNDS - 83.77%
	EQUITY FUNDS - 83.77%
371,550	iShares Core S&P Mid-Cap ETF	$64,125,815
765,111	iShares Core S&P Small-Cap ETF	53,397,097
249,224	iShares Morningstar Mid-Cap ETF * +	41,899,539
316,256	iShares S&P 500 Growth ETF *	42,413,092
337,759	iShares S&P 500 Value ETF	35,106,670
404,170	PowerShares S&P MidCap Low Volatility Portfolio *	17,266,142
308,590	Powershares QQQ Trust Series 1 *	41,965,154
554,759	Schwab U.S. Large-Cap Value ETF	27,560,427
258,564	SPDR SSGA US Small Cap Low Volatility Index ETF +	24,036,911
136,373	Vanguard S&P 500 ETF *	29,811,138
321,930	Vanguard S&P 500 Growth ETF *	38,750,714
159,735	Vanguard Value ETF *	15,229,135
	TOTAL EXCHANGE TRADED FUNDS (Cost - $399,127,044)	431,561,834

	MUTUAL FUNDS - 15.83%
	EQUITY FUNDS - 15.83%
2,895,403	DoubleLine Shiller Enhanced CAPE - Institutional Class	43,575,814
1,498,228	JPMorgan Disciplined Equity Fund - Institutional Class	37,965,096
	TOTAL MUTUAL FUNDS (Cost - $72,899,747)	81,540,910

	SHORT-TERM INVESTMENTS - 6.42%
	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 5.88%
29,103,119	Dreyfus Government Cash Management - Institutional Class, 0.69%**	29,103,119
1,200,000	Milestone Treasury Obligations Portfolio - Institutional Class, 0.59%** (a)	1,200,000
		30,303,119
	MONEY MARKET FUND - 0.54%
2,759,956	Milestone Treasury Obligations Portfolio - Institutional Class, 0.59%** (a)	2,759,956

	TOTAL SHORT-TERM INVESTMENTS (Cost - $33,063,075)	33,063,075

	TOTAL INVESTMENTS - 106.02% (Cost - $505,089,866) (b)	$546,165,819
	OTHER ASSETS AND LIABILITIES - NET - (6.02)%	(31,012,048)
	TOTAL NET ASSETS - 100.00%	$515,153,771

+	Affiliated Company - Pacific Financial Core Equity Fund holds in excess of 5% of outstanding voting securities of this exchange traded fund.

ETF - Exchange Traded Fund

*	All or a portion of the security is on loan. Total loaned securities had a value of $29,629,708 at April 30, 2017.

**	Money market fund; interest rate reflects seven day effective yield on April 30, 2017.

(a)	The Milestone Treasury Obligations Portfolio is managed by CLS Investments, LLC, an affiliate of the Administrator.

(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $505,094,090 and differs from market value by net unrealized appreciation/(depreciation) on securities as follows:

Unrealized appreciation	$41,071,729
Unrealized depreciation	—
Net unrealized appreciation	$41,071,729

See accompanying notes to financial statements.

PACIFIC FINANCIAL EXPLORER FUND
PORTFOLIO OF INVESTMENTS	April 30, 2017

Shares	Description	Value
	EXCHANGE TRADED FUNDS - 99.91%
	CONSUMER DEFENSIVE - 11.65%
332,440	Consumer Staples Select Sector SPDR Fund	$18,344,039

	ENERGY - 5.84%
44,902	Energy Select Sector SPDR Fund *	3,046,152
243,605	First Trust North American Energy Infrastructure Fund *	6,158,334
		9,204,486
	FINANCIAL SERVICES - 16.36%
428,937	Vanguard Financials ETF *	25,761,956

	HEALTH & BIOTECHNOLOGY - 16.79%
263,169	Health Care Select Sector SPDR Fund	19,869,259
41,682	iShares U.S. Medical Devices ETF*	6,574,919
		26,444,178
	INDUSTRIAL - 7.27%
117,550	Industrial Select Sector SPDR Fund *	7,798,267
53,112	SPDR S&P Aerospace & Defense ETF	3,648,794
		11,447,061
	LARGE CAP GROWTH & INCOME - 3.00%
142,706	ROBO Global Robotics and Automation Index ETF	4,727,850

	LEISURE - 8.73%
152,612	Consumer Discretionary Select Sector SPDR Fund *	13,744,237

	REAL ESTATE - 5.04%
245,789	iShares U.S. Home Construction ETF *	7,946,358

	TECHNOLOGY - 25.23%
110,730	First Trust NASDAQ-100 Technology Index Fund	6,778,891
63,812	Guggenheim S&P 500 Equal Weight Technology ETF *	7,845,685
461,684	Technology Select Sector SPDR Fund *	25,106,376
		39,730,952

	TOTAL EXCHANGE TRADED FUNDS (Cost - $143,930,753)	157,351,117

	SHORT-TERM INVESTMENTS - 5.83%
	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 5.59%
	MONEY MARKET FUND - 5.59%
1,305,921	Dreyfus Government Cash Management - Institutional Class, 0.69%**	1,305,921
7,500,000	Milestone Treasury Obligations Portfolio - Institutional Class, 0.59%** (a)	7,500,000
		8,805,921

	MONEY MARKET FUND - 0.24%
375,560	Milestone Treasury Obligations Portfolio - Institutional Class, 0.59%** (a)	375,560

	TOTAL SHORT-TERM INVESTMENTS (Cost - $9,181,481)	9,181,481

	TOTAL INVESTMENTS - 105.74% (Cost - $153,112,234) (b)	$166,532,598
	OTHER ASSETS AND LIABILITIES - NET - (5.74)%	(9,033,530)
	TOTAL NET ASSETS - 100.00%	$157,499,068

ETF - Exchange Traded Fund

*	All or a portion of the security is on loan. Total loaned securities had a value of $16,308,878 at April 30, 2017.

**	Money market fund; interest rate reflects seven day effective yield on April 30, 2017.

(a)	The Milestone Treasury Obligations Portfolio is managed by CLS Investments, LLC, an affiliate of the Administrator.

(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $153,112,234 and differs from market value by net unrealized appreciation/(depreciation) on securities as follows:

Unrealized appreciation	$13,770,084
Unrealized depreciation	(349,720)
Net unrealized appreciation	$13,420,364

See accompanying notes to financial statements.

PACIFIC FINANCIAL INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS	April 30, 2017

Shares	Description	Value
	EXCHANGE TRADED FUND - 5.21%
	EQUITY FUND - 5.21%
113,716	First Trust Europe AlphaDEX Fund * (Cost - $3,616,169)	$3,849,287

	MUTUAL FUNDS - 94.78%
	EQUITY FUNDS - 94.78%
996,975	Brown Advisory - WMC Strategic European Equity Fund - Institutional Class	11,505,086
366,530	FMI International Fund - Investor Class	11,802,279
483,826	JOHCM International Select Fund - Institutional Class	9,782,959
419,848	Matthews Japan Fund - Institutional Class	8,564,892
284,397	MFS International Value Fund - Retaill Class	11,040,285
418,377	Oberweis International Opportunities Fund - Retail Class	9,785,842
258,938	Thornburg Global Opportunities Fund - Institutional Class	7,571,361
	TOTAL MUTUAL FUNDS (Cost - $64,342,074)	70,052,704

	SHORT-TERM INVESTENTS - 4.00%
	INVESTMENT PURCHASED AS SECURITIES LENDING COLLATERAL - 3.75%
2,776,500	Dreyfus Government Cash Management - Institutional Class, 0.69%**	2,776,500

	MONEY MARKET FUND - 0.25%
184,709	Milestone Treasury Obligations Portfolio, 0.59%** (a)	184,709

	TOTAL SHORT-TERM INVESTMENTS (Cost - $2,961,209)	2,961,209

	TOTAL INVESTMENTS - 103.99% (Cost - $70,919,452) (b)	$76,863,200
	OTHER ASSETS AND LIABILITIES - NET - (3.99)%	(2,950,489)
	TOTAL NET ASSETS - 100.00%	$73,912,711

*	All or a portion of the security is on loan. Total loaned securities had a value of $2,704,615 at April 30, 2017.

**	Money market fund; interest rate reflects seven day effective yield on April 30, 2017.

(a)	The Milestone Treasury Obligations Portfolio is managed by CLS Investments, LLC, an affiliate of the Administrator.

(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $70,920,233 and differs from market value by net unrealized appreciation/(depreciation) on securities as follows:

Unrealized appreciation	$5,942,967
Unrealized depreciation	—
Net unrealized appreciation	$5,942,967

See accompanying notes to financial statements.

PACIFIC FINANCIAL STRATEGIC CONSERVATIVE FUND
PORTFOLIO OF INVESTMENTS	April 30, 2017

Shares	Description	Value
	EXCHANGE TRADED FUND - 6.04%
	DEBT FUND - 6.04%
86,759	First Trust Low Duration Opportunities ETF	$4,521,012
	TOTAL EXCHANGE TRADED FUND (Cost - $4,575,413)

	MUTUAL FUNDS - 93.27%
	ASSET ALLOCATION FUND - 8.09%
557,715	Touchstone Flexible Income Fund - Institutional Class	6,051,208

	DEBT FUNDS - 85.18%
526,114	BlackRock Total Return Fund - Institutional Class	6,145,007
945,892	DoubleLine Total Return Bond Fund - Institutional Class	10,102,126
196,998	Guggenheim Floating Rate Strategies Fund - Institutional Class	5,135,741
363,314	Guggenheim- Total Return Bond Fund - Institutional Class	9,747,714
721,566	JPMorgan Mortgage-Backed Securities Fund - Institutional Class	8,095,974
867,060	PIMCO Income Fund - Institutional Class	10,638,826
515,741	PIMCO Mortgage Opportunities Fund - Institutional Class	5,678,313
822,613	TCW Total Return Bond Fund - Retail Class	8,185,001
		63,728,702

	TOTAL MUTUAL FUNDS (Cost - $69,873,776)	69,779,910

	SHORT-TERM INVESTMENT - 0.96%
	MONEY MARKET FUND - 0.96%
719,395	Milestone Treasury Obligations Portfolio - Institutional Class, 0.59%** (a)
	TOTAL SHORT-TERM INVESTMENTS (Cost - $719,395)	719,395

	TOTAL INVESTMENTS - 100.27% (Cost - $75,168,584) (b)	$75,020,317
	OTHER ASSETS AND LIABILITIES - NET - (0.27)%	(206,530)
	TOTAL NET ASSETS - 100.00%	$74,813,787

ETF - Exchange Traded Fund

**	Money market fund; interest rate reflects seven day effective yield on April 30, 2017.

(a)	The Milestone Treasury Obligations Portfolio is managed by CLS Investments, LLC, an affiliate of the Administrator.

(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $75,317,494 and differs from market value by net unrealized appreciation/(depreciation) on securities as follows:

Unrealized appreciation	$584,978
Unrealized depreciation	(882,155)
Net unrealized depreciation	$(297,177)

See accompanying notes to financial statements.

PACIFIC FINANCIAL TACTICAL FUND
PORTFOLIO OF INVESTMENTS	April 30, 2017

Shares	Description	Value
	MUTUAL FUNDS - 98.48%
	ASSET ALLOCATION FUND - 10.19%
899,707	Gabelli ABC Fund - Advisor Class	$9,141,027

	DEBT FUNDS - 56.39%
353,581	Cohen & Steers Preferred Securities and Income Fund, Inc. - Institutional Class	4,935,998
214,649	DFA Five-Year Global Fixed Income Portfolio - Institutional Class	2,356,847
621,638	Performance Trust Strategic Bond Fund - Retail Class	13,974,414
1,346,699	PIMCO Mortgage Opportunities Fund - Institutional Class	14,827,157
831,015	Semper MBS Total Return Fund - Institutional Class	8,833,686
564,738	Zeo Strategic Income Fund - Class I	5,630,436
		50,558,538
	EQUITY FUND - 31.90%
735,788	American Century Market Neutral Value Fund - Institutional Class	7,953,869
472,237	AQR Long-Short Equity Fund - Institutional Class	6,460,204
1,083,765	Calamos Market Neutral Income Fund - Institutional Class	14,186,480
		28,600,553

	TOTAL MUTUAL FUNDS (Cost - $88,010,693)	88,300,118

	SHORT-TERM INVESTEMENT - 1.51%
	MONEY MARKET FUND - 1.51%
1,353,826	Milestone Treasury Obligations Portolio - Institutional Class, 0.59%** (a) (Cost - $1,353,826)	1,353,826

	TOTAL INVESTMENTS - 99.99% (Cost - $89,364,519) (b)	$89,653,944
	OTHER ASSETS AND LIABILITIES - NET - 0.01%	9,556
	TOTAL NET ASSETS - 100.00%	$89,663,500

**	Money market fund; interest rate reflects seven day effective yield on April 30, 2017.

(a)	The Milestone Treasury Obligations Portfolio is managed by CLS Investments, LLC, an affliate of the Administrator.

(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $89,372,899 and differs from market value by net unrealized appreciation/(depreciation) on securities as follows:

Unrealized appreciation	$846,032
Unrealized depreciation	(564,987)
Net unrealized appreciation	$281,045

See accompanying notes to financial statements.

PACIFIC FINANCIAL FAITH & VALUES BASED MODERATE FUND
PORTFOLIO OF INVESTMENTS	April 30, 2017

Shares	Description	Value
	MUTUAL FUNDS - 92.76%
	ASSET ALLOCATION FUND - 6.63%
69,358	Eventide Multi-Asset Income Fund - Class I	$756,002

	DEBT FUNDS - 16.81%
16,422	New Covenant Income Fund - Retail Class	380,991
148,550	Praxis Impact Bond Fund - Institutional Class	1,536,011
		1,917,002
	EQUITY FUNDS - 69.32%
27,843	Ave Maria Rising Dividend Fund - Retail Class	486,411
179,396	GuideStone Defensive Market Strategies Fund - Investor Class	2,235,270
53,202	GuideStone Funds - Equity Index Fund - Investor Class	1,404,007
54,127	Praxis Growth Index Fund - Institutional Class	1,130,179
101,483	Praxis Value Index Fund - Institutional Class	1,323,337
8,372	Steward Global Equity Income Fund - Institutional Class	260,032
68,278	Steward Small-Mid Cap Enhanced Fund - Institutional Class	1,068,552
		7,907,788

	TOTAL MUTUAL FUNDS (Cost - $9,798,929)	10,580,792

	SHORT-TERM INVESTMENT - 1.45%
	MONEY MARKET FUND - 1.45%
165,903	Milestone Treasury Obligations Fund - Institutional Class, 0.59%** (a) (Cost - $165,903)	165,903

	TOTAL INVESTMENTS - 94.21% - (Cost - $9,964,832) (b)	$10,746,695
	OTHER ASSETS AND LIABILITIES - NET - 5.79%	660,171
	TOTAL NET ASSETS - 100.00%	$11,406,866

**	Money market fund; interest rate reflects seven day effective yield on April 30, 2017.

(a)	The Milestone Treasury Obligations Portfolio is managed by CLS Investments, LLC, an affiliate of the Administrator.

(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $10,005,256 and differs from market value by net unrealized appreciation/(depreciation) on securities as follows:

Unrealized appreciation	$799,529
Unrealized depreciation	(58,090)
Net unrealized appreciation	$741,439

See accompanying notes to financial statements.

PACIFIC FINANCIAL DYNAMIC ALLOCATION FUND
PORTFOLIO OF INVESTMENTS	April 30, 2017

Shares	Description	Value
	EXCHANGE TRADED FUND - 13.74%
	EQUITY FUND - 13.74%
265,620	Vanguard S&P 500 ETF	$58,064,532
	TOTAL EXCHANGE TRADED FUND (Cost - $54,225,509)

	MUTUAL FUNDS - 86.10%
	ASSET ALLOCATION - 73.27%
2,606,483	American Balanced Fund - F-2 Class	67,742,489
1,728,941	Columbia Balanced Fund - R5 Class	67,705,322
763,302	Fidelity Puritan Fund - Retail Class	16,731,576
948,395	Transamerica Multi-Managed Balanced Fund - Institutional Class	25,369,555
2,348,346	Vanguard Balanced Index Fund - Institutional Class	76,203,819
1,208,251	Vanguard Tax-Managed Balanced Fund - Admiral Class	34,978,860
676,443	Wells Fargo Index Asset Allocation Fund - Administrator Class	20,949,447
		309,681,068
	DEBT FUND - 7.21%
2,853,911	DoubleLine Total Return Bond Fund - Institutional Class	30,479,774

	EQUITY FUND - 5.62%
1,908,438	GuideStone Defensive Market Strategies Fund - Investor Class	23,779,132

	TOTAL MUTUAL FUNDS (Cost - $345,530,364)	363,939,974

	SHORT-TERM INVESTMENTS - 0.54%
	MONEY MARKET FUND - 0.54%
2,283,257	Milestone Treasury Obligations Fund - Institutional Class, 0.59% ** (a)
	(Cost - $2,283,257)	2,283,257

	TOTAL INVESTMENTS - 100.38% (Cost - $402,039,130) (b)	$424,287,763
	OTHER ASSETS AND LIABILITIES - NET - (0.38)%	(1,621,982)
	TOTAL NET ASSETS - 100.00%	$422,665,781

**	Money market fund; interest rate reflects seven day effective yield on April 30, 2017.

(a)	The Milestone Treasury Obligations Portfolio is managed by CLS Investments, LLC, an affiliate of the Administrator.

(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $402,063,547 and differs from market value by net unrealized appreciation/(depreciation) on securities as follows:

Unrealized appreciation	$22,274,242
Unrealized depreciation	(50,026)
Net unrealized appreciation	$22,224,216

See accompanying notes to financial statements.

PACIFIC FINANCIAL FLEXIBLE GROWTH & INCOME FUND
PORTFOLIO OF INVESTMENTS	April 30, 2017

Shares	Description	Value
	EXCHANGE TRADED FUND - 8.68%
	EQUITY FUND - 8.68%
255,575	iShares Edge MSCI Min Vol USA ETF (Cost - $11,622,946)	$12,367,274

	MUTUAL FUNDS - 89.75%
	ALTERNATIVE FUNDS - 19.73%
1,736,298	AQR Equity Market Neutral Fund - Institutional Class	21,026,568
677,375	Vivaldi Merger Arbitrage Fund - Institutional Class	7,085,344
		28,111,912
	DEBT FUNDS - 23.13%
1,335,878	Cohen & Steers Preferred Securities and Income Fund, Inc. - Institutional Class	18,648,860
549,069	Guggenheim Floating Rate Strategies Fund - Institutional Class	14,314,221
		32,963,081
	EQUITY FUNDS - 46.89%
1,297,303	AQR Large Cap Defensive Style Fund - Institutional Class	22,365,506
1,616,411	AQR Long-Short Equity Fund - Institutional Class	22,112,504
812,428	Fidelity Advisor Real Estate Income Fund - Institutional Class	9,879,125
775,694	Lazard Global Listed Infrastructure Portfolio - Institutional Class	12,449,888
		66,807,023

	TOTAL MUTUAL FUNDS (Cost - $122,309,108)	127,882,016

	SHORT-TERM INVESTMENT - 1.74%
	MONEY MARKET FUND - 1.74%
2,484,512	Milestone Treasury Obligations Fund - Institutional Class, 0.59% ** (a)
	(Cost - $2,484,512)	2,484,512

	TOTAL INVESTMENTS - 100.17% (Cost - $136,416,566) (b)	$142,733,802
	OTHER ASSETS AND LIABILITIES - NET - (0.17)%	(245,562)
	TOTAL NET ASSETS - 100.00%	$142,488,240

**	Money market fund; interest rate reflects seven day effective yield on April 30, 2017.

(a)	The Milestone Treasury Obligations Portfolio is managed by CLS Investments, LLC, an affiliate of the Administrator.

(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $136,416,566 and differs from market value by net unrealized appreciation/(depreciation) on securities as follows:

Unrealized appreciation	$6,353,198
Unrealized depreciation	(35,962)
Net unrealized appreciation	$6,317,236

See accompanying notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2017

						Pacific Financial
	Pacific Financial	Pacific Financial	Pacific Financial	Pacific Financial	Pacific Financial	Faith & Values	Pacific Financial	Pacific Financial
	Core Equity	Explorer	International	Strategic	Tactical	Based Moderate	Dynamic Allocation	Flexible Growth &
	Fund	Fund	Fund	Conservative Fund	Fund	Fund	Fund	Income Fund
Assets:
Investments in unaffiliated securities, at cost	$444,050,144	$153,112,234	$70,919,452	$75,168,584	$89,364,519	$9,964,832	$402,039,130	$136,416,566
Investments in affiliated securities, at cost	61,039,722	—	—	—	—	—	—	—
Investments in securities, at cost	$505,089,866	$153,112,234	$70,919,452	$75,168,584	$89,364,519	$9,964,832	$402,039,130	$136,416,566

Investments in unaffiliated securities, at value	$480,229,369	$166,532,598	$76,863,200	$75,020,317	$89,653,944	$10,746,695	$424,287,763	$142,733,802
Investments in affiliated securities, at value	65,936,450	—	—	—	—	—	—	—
Investments in securities, at value	$546,165,819	$166,532,598	$76,863,200	$75,020,317	$89,653,944	$10,746,695	$424,287,763	$142,733,802
Receivable for fund shares sold	341,180	85,264	5,720	67,648	6,695	—	606,971	211,337
Interest and dividends receivable	635	235	99	204,664	178,593	35	91,034	725
Receivable for securities sold	—	399,980	—	—	—	703,589	—	—
Prepaid expenses and other assets	33,279	8,464	20,782	9,556	19,209	—	56,200	20,563
Total Assets	546,540,913	167,026,541	76,889,801	75,302,185	89,858,441	11,450,319	425,041,968	142,966,427

Liabilities:
Collateral on securities loaned (see note 7)	30,303,119	8,805,921	2,776,500	—	—	—	—	—
Payable for fund shares redeemed	165,687	43,475	57,665	19,561	28,436	—	671,965	233,094
Payable for securities purchased	—	300,062	—	250,000	—	—	999,996	—
Investment advisory fees payable	393,734	126,669	57,589	45,600	70,701	9,891	340,816	111,250
Distribution (12b-1) fees payable	388,235	117,466	56,467	42,286	68,694	9,233	322,845	108,384
Payable to related parties	18,371	31,341	8,413	39,426	6,584	1,027	32,179	16,171
Accrued director/trustee fees payable	2,764	3,747	1,491	3,064	2,038	2,567	311	607
Audit fees	38,858	25,481	6,873	30,560	12,604	971	8,075	7,935
Accrued expenses and other liabilities	76,374	73,311	12,092	57,901	5,884	19,764	—	746
Total Liabilities	31,387,142	9,527,473	2,977,090	488,398	194,941	43,453	2,376,187	478,187

Net Assets	$515,153,771	$157,499,068	$73,912,711	$74,813,787	$89,663,500	$11,406,866	$422,665,781	$142,488,240

Net Assets:
Paid in capital ($0 par value, unlimited shares authorized)	$464,432,984	$146,071,872	$72,494,947	$80,797,848	$91,242,390	$10,612,307	$398,087,016	$138,750,266
Accumulated undistributed net investment income/(loss)	(400,085)	(421,352)	(517,221)	703,521	138,671	(61,472)	(1,128,023)	(448,823)
Accumulated net realized gain/(loss) on investments	10,044,919	(1,571,816)	(4,008,763)	(6,539,315)	(2,006,986)	74,168	3,458,155	(2,130,439)
Net unrealized appreciation/(depreciation) on investments	41,075,953	13,420,364	5,943,748	(148,267)	289,425	781,863	22,248,633	6,317,236

Net Assets	$515,153,771	$157,499,068	$73,912,711	$74,813,787	$89,663,500	$11,406,866	$422,665,781	$142,488,240

Net Asset Value Per Share
Institutional Class Shares
Net assets	$40,239,813	$14,786,207	$4,659,425	$7,632,311	$7,110,277	$—	$28,725,174	$10,513,929
Shares of Beneficial Interest Outstanding	3,853,021	1,362,247	788,333	822,028	736,325	—	2,634,167	1,030,213
Net asset value, offering and redemption price per share	$10.44	$10.85	$5.91	$9.28	$9.66	$—	$10.90	$10.21

Investor Class Shares
Net assets	$474,913,958	$142,712,861	$69,253,286	$67,181,476	$82,553,223	$11,406,866	$393,940,607	$131,974,311
Shares of Beneficial Interest Outstanding	47,928,869	13,782,971	12,357,201	7,249,060	8,785,145	1,080,391	36,351,768	12,998,944
Net asset value, offering and redemption price per share	$9.91	$10.35	$5.60	$9.27	$9.40	$10.56	$10.84	$10.15

See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS
For the Year Ended April 30, 2017

						Pacific Financial
	Pacific Financial	Pacific Financial	Pacific Financial	Pacific Financial	Pacific Financial	Faith & Values	Pacific Financial	Pacific Financial
	Core Equity	Explorer	International	Strategic	Tactical	Based Moderate	Dynamic Allocation	Flexible Growth &
	Fund	Fund	Fund	Conservative Fund	Fund	Fund	Fund	Income Fund
Investment Income:
Dividends	$8,187,267	$2,501,990	$933,040	$2,730,426	$3,460,548	$211,805	$6,646,295	$3,205,706
Security Lending (Net)	237,933	344,990	—	28,405	—	—	—	—
Income from affiliates	983,553	—	—	—	—	—	—	—
Interest	10,282	3,063	2,280	1,443	2,883	246	6,164	5,893
Total Investment Income	9,419,035	2,850,043	935,320	2,760,274	3,463,431	212,051	6,652,459	3,211,599

Expenses:
Investment advisory fees	4,154,729	1,464,641	680,153	526,367	1,059,884	108,940	3,349,671	1,137,940
Distribution (12b-1) fees - Institutional Class	101,022	39,994	14,017	16,476	23,274	—	70,306	25,823
Distribution (12b-1) fees - Investor Class	3,750,642	1,304,668	624,086	476,937	969,283	108,940	3,068,450	1,038,372
Administration service fees	353,859	157,169	75,717	78,126	109,876	20,689	309,265	110,733
Non 12b-1 Shareholder Services Fees	178,555	131,075	34,869	61,802	65,425	5,271	146,193	61,730
Custodian fees	50,483	30,387	18,447	29,873	20,408	1,499	8,857	10,163
Audit fees	40,952	21,450	8,169	18,156	15,968	382	32,625	13,868
Registration fees	41,161	39,891	34,610	37,000	36,000	13,649	68,154	63,937
Compliance officer fees	21,493	14,069	4,225	8,187	4,598	1,960	16,103	6,146
Printing and postage expense	35,881	22,453	5,623	16,325	10,746	1,492	20,346	9,349
Insurance expense	12,949	6,748	921	6,237	2,100	1,404	1,401	622
Trustees’ fees and expenses	12,175	14,397	13,394	13,677	12,657	11,766	10,943	12,001
Legal fees	7,075	9,770	7,577	7,990	7,331	8,688	9,569	8,715
Miscellaneous expenses	10,604	2,579	1,483	8,798	1,199	1,046	14,551	5,810
Total Expenses	8,771,580	3,259,291	1,523,291	1,305,951	2,338,749	285,726	7,126,434	2,505,209

Net Investment Income/(Loss)	647,455	(409,248)	(587,971)	1,454,323	1,124,682	(73,675)	(473,975)	706,390

Realized and Unrealized Gain/(Loss) on Investments
Net realized gain/(loss) from:
Investments	10,501,647	13,756,813	(1,130,794)	(156,247)	(391,749)	66,779	3,067,226	(1,878,394)
Affiliated investments	299,389	—	—	—	—	—	—	—
Distributions received from underlying investment companies	8,526,032	—	89,772	31,805	272,875	141,106	2,254,528	980,478
Total realized gain/(loss)	19,327,068	13,756,813	(1,041,022)	(124,442)	(118,874)	207,885	5,321,754	(897,916)
Net change in unrealized appreciation/(depreciation) of:
Investments	38,929,025	7,254,777	7,819,590	(188,033)	938,846	766,232	20,188,839	6,783,433
Affiliated Investments	4,896,728	—	—	—	—	—	—	—
Total unrealized appreciation/(depreciation)	43,825,753	7,254,777	7,819,590	(188,033)	938,846	766,232	20,188,839	6,783,433
Net Realized and Unrealized Gain	63,152,821	21,011,590	6,778,568	(312,475)	819,972	974,117	25,510,593	5,885,517

Net Increase in Net Assets Resulting From Operations	$63,800,276	$20,602,342	$6,190,597	$1,141,848	$1,944,654	$900,442	$25,036,618	$6,591,907

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Pacific Financial		Pacific Financial		Pacific Financial		Pacific Financial
	Core Equity Fund		Explorer Fund		International Fund		Strategic Conservative Fund
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	April 30,	April 30,	April 30,	April 30,	April 30,	April 30,	April 30,	April 30,
	2017	2016	2017	2016	2017	2016	2017	2016
Operations:
Net investment income/(loss)	$647,455	$(1,961,315)	$(409,248)	$(846,104)	$(587,971)	$(323,150)	$1,454,323	$1,526,534
Distributions received from underlying investment companies	8,526,032	5,050,957	—	160,206	89,772	569,012	31,805	11,127
Net realized gain/(loss) from investments	10,801,036	(6,143,734)	13,756,813	(13,995,955)	(1,130,794)	(3,313,794)	(156,247)	(3,761,167)
Net change in unrealized appreciation/(depreciation) on investments	43,825,753	(8,698,106)	7,254,777	(273,419)	7,819,590	(2,896,500)	(188,033)	14,623
Net Increase/(Decrease) in Net Assets Resulting From Operations	63,800,276	(11,752,198)	20,602,342	(14,955,272)	6,190,597	(5,964,432)	1,141,848	(2,208,883)

Distributions to Shareholders From:
Net Investment Income:
Institutional Class	—	—	—	—	—	—	(166,252)	(287,450)
Investor Class	—	—	—	—	—	—	(1,244,882)	(1,298,180)
Net Realized Gains:
Institutional Class	(718,518)	(1,019,517)	—	(1,405,524)	—	—	—	—
Investor Class	(7,470,854)	(6,947,739)	—	(9,051,431)	—	—	—	—
Total Distributions to Shareholders	(8,189,372)	(7,967,256)	—	(10,456,955)	—	—	(1,411,134)	(1,585,630)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Institutional Class	10,278,868	15,180,291	4,309,417	6,810,812	863,973	1,085,153	4,569,692	3,433,344
Investor Class	239,815,962	206,726,643	67,495,636	107,232,059	24,741,398	31,110,990	40,834,616	85,761,214
Reinvestment of dividends and distributions
Institutional Class	710,218	1,001,767	—	1,389,382	—	—	163,564	278,599
Investor Class	7,437,305	6,882,370	—	8,792,312	—	—	1,234,854	1,280,732
Cost of shares redeemed
Institutional Class	(16,138,714)	(24,824,469)	(11,473,885)	(20,235,170)	(2,726,122)	(3,180,026)	(2,443,130)	(24,372,387)
Investor Class	(120,118,678)	(166,893,285)	(84,037,463)	(120,465,576)	(20,262,411)	(10,936,504)	(27,458,428)	(179,113,462)
Net Increase/(Decrease) in Net Assets From Share Transactions of Beneficial Interest	121,984,961	38,073,317	(23,706,295)	(16,476,181)	2,616,838	18,079,613	16,901,168	(112,731,960)

Total Increase/(Decrease) in Net Assets	177,595,865	18,353,863	(3,103,953)	(41,888,408)	8,807,435	12,115,181	16,631,882	(116,526,473)

Net Assets:
Beginning of Year	337,557,906	319,204,043	160,603,021	202,491,429	65,105,276	52,990,095	58,181,905	174,708,378
End of Year **	$515,153,771	$337,557,906	$157,499,068	$160,603,021	$73,912,711	$65,105,276	$74,813,787	$58,181,905
** Includes accumulated net investment income/(loss) at end of year	$(400,085)	$(1,047,540)	$(421,352)	$(500,215)	$(517,221)	$(429,959)	$703,521	$660,332

Share Activity
Institutional Class:
Shares Sold	1,061,908	1,710,648	439,134	703,755	157,923	204,449	488,223	366,294
Shares Reinvested	71,450	108,534	—	143,680	—	—	17,660	29,926
Shares Redeemed	(1,661,997)	(2,684,706)	(1,142,130)	(2,196,414)	(491,708)	(600,812)	(262,443)	(2,604,875)
Net decrease in shares of beneficial interest outstanding	(528,639)	(865,524)	(702,996)	(1,348,979)	(333,785)	(396,363)	243,440	(2,208,655)

Investor Class:
Shares Sold	25,837,537	23,577,606	7,014,653	11,321,302	4,744,414	5,898,134	4,375,118	9,175,136
Shares Reinvested	787,016	777,669	—	944,394	—	—	133,453	138,270
Shares Redeemed	(13,008,161)	(18,700,069)	(8,788,467)	(13,505,908)	(3,888,999)	(2,125,382)	(2,952,931)	(19,222,708)
Net increase/(decrease) in shares of beneficial interest outstanding	13,616,392	5,655,206	(1,773,814)	(1,240,212)	855,415	3,772,752	1,555,640	(9,909,302)

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Pacific Financial		Pacific Financial		Pacific Financial		Pacific Financial Flexible
	Tactical Fund		Faith & Values Based Moderate Fund		Dynamic Allocation Fund		Growth & Income Fund
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended	Year Ended	Period Ended
	April 30,	April 30,	April 30,	April 30,	April 30,	April 30,	April 30,	April 30,
	2017	2016	2017	2016	2017	2016 (a)	2017	2016 (b)
Operations:
Net investment income/(loss)	$1,124,682	$1,077,637	$(73,675)	$(86,131)	$(473,975)	$100,831	$706,390	$292,990
Distributions received from underlying investment companies	272,875	291,549	141,106	197,666	2,254,528	1,990,861	980,478	350,362
Net realized gain/(loss) from investments	(391,749)	(1,903,839)	66,779	(323,934)	3,067,226	(1,462,535)	(1,878,394)	(1,122,738)
Net change in unrealized appreciation/(depreciation) on investments	938,846	(693,773)	766,232	(27,062)	20,188,839	2,059,794	6,783,433	(466,197)
Net Increase/(Decrease) in Net Assets Resulting From Operations	1,944,654	(1,228,426)	900,442	(239,461)	25,036,618	2,688,951	6,591,907	(945,583)

Distributions to Shareholders From:
Net Investment Income:
Institutional Class	(138,819)	(176,210)	—	—	(175,092)	(87,177)	(131,607)	(52,952)
Investor Class	(827,854)	(963,137)	—	—	(576,202)	(510,373)	(910,072)	(390,820)
Net Realized Gains:
Institutional Class	—	—	—	—	(126,044)	(24,403)	(37,947)	—
Investor Class	—	—	—	—	(1,532,098)	(192,719)	(424,465)	—
Return of Capital:
Institutional Class	—	(9,436)	—	—	—	—	—	(29,920)
Investor Class	—	(62,463)	—	—	—	—	—	(239,810)
Total Distributions to Shareholders	(966,673)	(1,211,246)	—	—	(2,409,436)	(814,672)	(1,504,091)	(713,502)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Institutional Class	1,475,327	10,208,466	—	—	11,579,419	25,079,810	4,088,733	9,653,955
Investor Class	62,912,810	126,292,373	3,271,116	5,887,117	245,922,605	212,852,048	80,990,553	77,746,391
Reinvestment of dividends and distributions
Institutional Class	138,462	185,203	—	—	294,603	110,339	166,084	82,813
Investor Class	823,119	1,019,782	—	—	2,101,368	700,741	1,328,503	628,769
Cost of shares redeemed
Institutional Class	(7,643,306)	(6,240,412)	—	—	(8,471,250)	(2,027,966)	(3,065,687)	(716,336)
Investor Class	(90,984,302)	(43,645,299)	(2,932,692)	(1,373,507)	(73,022,179)	(16,955,218)	(25,226,728)	(6,617,541)
Net Increase/(Decrease) in Net Assets From Share Transactions of Beneficial Interest	(33,277,890)	87,820,113	338,424	4,513,610	178,404,566	219,759,754	58,281,458	80,778,051

Total Increase/(Decrease) in Net Assets	(32,299,909)	85,380,441	1,238,866	4,274,149	201,031,748	221,634,033	63,369,274	79,118,966

Net Assets:
Beginning of Period	121,963,409	36,582,968	10,168,000	5,893,851	221,634,033	—	79,118,966	—
End of Period **	$89,663,500	$121,963,409	$11,406,866	$10,168,000	$422,665,781	$221,634,033	$142,488,240	$79,118,966
** Includes accumulated net investment income/(loss) at end of period	$138,671	$(19,338)	$(61,472)	$(60,286)	$(1,128,023)	$(419,415)	$(448,823)	$(150,782)

Share Activity Institutional Class:
Shares Sold	153,692	1,055,632	—	—	1,103,162	2,503,680	409,397	977,918
Shares Reinvested	14,606	19,312	—	—	28,165	10,860	16,759	8,390
Shares Redeemed	(793,163)	(652,555)	—	—	(806,685)	(205,015)	(307,527)	(74,724)
Net increase/(decrease) in shares of beneficial interest outstanding	(624,865)	422,389	—	—	324,642	2,309,525	118,629	911,584

Investor Class:
Shares Sold	6,729,548	13,421,851	324,779	604,956	23,522,262	21,237,550	8,151,645	7,877,131
Shares Reinvested	88,986	109,068	—	—	201,473	69,039	134,464	63,705
Shares Redeemed	(9,724,281)	(4,677,293)	(289,481)	(145,596)	(6,962,544)	(1,716,012)	(2,539,297)	(688,704)
Net increase/(decrease) in shares of beneficial interest outstanding	(2,905,747)	8,853,626	35,298	459,360	16,761,191	19,590,577	5,746,812	7,252,132

(a)	The inception date of Pacific Financial Dynamic Allocation Fund is September 17, 2015. The Fund commenced operations on October 6, 2015.

(b)	The inception date of Pacific Financial Flexible Growth & Income Fund is November 20, 2015. The Fund commenced operations on December 1, 2015.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
PACIFIC FINANCIAL CORE EQUITY FUND

The table sets forth financial data for one share of beneficial interest outstanding throughout each period indicated.

	Institutional Class
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	April 30,	April 30,	April 30,	April 30,	April 30,
	2017	2016	2015	2014	2013

Net asset value, beginning of period	$9.07	$9.70	$9.65	$9.21	$8.50
Activity from investment operations:
Net investment income/(loss) (1)	0.07	(0.01)	0.05	(0.01)	0.16
Net realized and unrealized gain/(loss)	1.48	(0.35)	0.68	1.57	0.91
Total from investment operations	1.55	(0.36)	0.73	1.56	1.07

Less distributions from:
Net Investment Income	—	—	(0.12)	(0.09)	(0.06)
Net Realized Gains	(0.18)	(0.27)	(0.56)	(1.03)	(0.30)
Total distributions	(0.18)	(0.27)	(0.68)	(1.12)	(0.36)

Net asset value, end of period	$10.44	$9.07	$9.70	$9.65	$9.21

Total return (2,3)	17.17%	-3.75%	7.51%	16.96%	13.15%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$40,240	$39,752	$50,921	$50,931	$44,641
Ratios of expenses to average net assets: (4)	1.43%	1.49%	1.51%	1.53%	1.65%
Ratios of net investment income/(loss) to average net assets: (4,5)	0.73%	-0.07%	0.47%	-0.13%	1.93%
Portfolio turnover rate	105%	90%	137%	267%	400%

(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(3)	Assumes reinvestment of all dividends and distributions, if any.

(4)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(5)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
PACIFIC FINANCIAL CORE EQUITY FUND

The table sets forth financial data for one share of beneficial interest outstanding throughout each period indicated.

	Investor Class
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	April 30,	April 30,	April 30,	April 30,	April 30,
	2017	2016	2015	2014	2013

Net asset value, beginning of period	$8.68	$9.36	$9.36	$8.98	$8.32
Activity from investment operations:
Net investment income/(loss) (1)	0.01	(0.06)	(0.01)	(0.09)	0.12
Net realized and unrealized gain/(loss)	1.40	(0.35)	0.65	1.54	0.87
Total from investment operations	1.41	(0.41)	0.64	1.45	0.99

Less distributions from:
Net Investment Income	—	—	(0.08)	(0.04)	(0.03)
Net Realized Gains	(0.18)	(0.27)	(0.56)	(1.03)	(0.30)
Total distributions	(0.18)	(0.27)	(0.64)	(1.07)	(0.33)

Net asset value, end of period	$9.91	$8.68	$9.36	$9.36	$8.98

Total return (2,3)	16.32%	-4.43%	6.71%	16.18%	12.28%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$474,914	$297,806	$268,283	$138,936	$71,018
Ratios of expenses to average net assets: (4)	2.18%	2.24%	2.26%	2.27%	2.40%
Ratios of net investment income/(loss) to average net assets: (4,5)	0.09%	-0.70%	-0.05%	-0.90%	1.41%
Portfolio turnover rate	105%	90%	137%	267%	400%

(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(3)	Assumes reinvestment of all dividends and distributions, if any.

(4)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(5)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
PACIFIC FINANCIAL EXPLORER FUND

The table sets forth financial data for one share of beneficial interest outstanding throughout each period indicated.

	Institutional Class
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	April 30,	April 30,	April 30,	April 30,	April 30,
	2017	2016	2015	2014	2013

Net asset value, beginning of period	$9.44	$10.28	$9.69	$8.81	$7.89
Activity from investment operations:
Net investment income/(loss) (1)	0.04	0.02	(0.01)	(0.05)	0.16
Net realized and unrealized gain/(loss)	1.37	(0.43)	1.15	1.55	0.89
Total from investment operations	1.41	(0.41)	1.14	1.50	1.05

Less distributions from:
Net Investment Income	—	—	—	(0.06)	(0.09)
Net Realized Gains	—	(0.43)	(0.55)	(0.56)	(0.04)
Total distributions	—	(0.43)	(0.55)	(0.62)	(0.13)

Net asset value, end of period	$10.85	$9.44	$10.28	$9.69	$8.81

Total return (2,3)	14.94%	-4.04%	11.81%	16.94%	13.48%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$14,786	$19,496	$35,095	$31,049	$20,530
Ratios of expenses to average net assets: (4)	1.56%	1.50%	1.53%	1.57%	1.70%
Ratios of net investment income/(loss) to average net assets: (4,5)	0.40%	0.21%	-0.06%	-0.48%	2.01%
Portfolio turnover rate	139%	171%	227%	300%	466%

(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(3)	Assumes reinvestment of all dividends and distributions, if any.

(4)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(5)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
PACIFIC FINANCIAL EXPLORER FUND

The table sets forth financial data for one share of beneficial interest outstanding throughout each period indicated.

	Investor Class
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	April 30,	April 30,	April 30,	April 30,	April 30,
	2017	2016	2015	2014	2013

Net asset value, beginning of period	$9.07	$9.97	$9.48	$8.66	$7.78
Activity from investment operations:
Net investment income/(loss) (1)	(0.03)	(0.05)	(0.07)	(0.12)	0.11
Net realized and unrealized gain/(loss)	1.31	(0.42)	1.11	1.51	0.86
Total from investment operations	1.28	(0.47)	1.04	1.39	0.97

Less distributions from:
Net Investment Income	—	—	—	(0.01)	(0.05)
Net Realized Gains	—	(0.43)	(0.55)	(0.56)	(0.04)
Total distributions	—	(0.43)	(0.55)	(0.57)	(0.09)

Net asset value, end of period	$10.35	$9.07	$9.97	$9.48	$8.66

Total return (2,3)	14.11%	-4.78%	11.01%	16.04%	12.59%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$142,713	$141,107	$167,396	$76,624	$31,326
Ratios of expenses to average net assets: (4)	2.31%	2.25%	2.27%	2.33%	2.45%
Ratios of net investment income/(loss) to average net assets: (4,5)	-0.36%	-0.51%	-0.76%	-1.27%	1.43%
Portfolio turnover rate	139%	171%	227%	300%	466%

(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(3)	Assumes reinvestment of all dividends and distributions, if any.

(4)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(5)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
PACIFIC FINANCIAL INTERNATIONAL FUND

The table sets forth financial data for one share of beneficial interest outstanding throughout each period indicated.

	Institutional Class
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	April 30,	April 30,	April 30,	April 30,	April 30,
	2017	2016	2015	2014	2013

Net asset value, beginning of period	$5.38	$5.92	$5.79	$5.23	$4.84
Activity from investment operations:
Net investment income/(loss) (1)	(0.01)	0.01	(0.00) (2)	0.01	0.05
Net realized and unrealized gain/(loss)	0.54	(0.55)	0.13	0.60	0.34
Total from investment operations	0.53	(0.54)	0.13	0.61	0.39

Less distributions from:
Net Investment Income	—	—	—	(0.01)	—
Return of Capital	—	—	—	(0.04)	—
Total distributions	—	—	—	(0.05)	—

Net asset value, end of period	$5.91	$5.38	$5.92	$5.79	$5.23

Total return (3,4)	9.85%	-9.12%	2.25%	11.61%	8.06%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$4,659	$6,033	$8,983	$7,117	$4,750
Ratios of expenses to average net assets: (5)	1.55%	1.55%	1.59%	1.71%	2.05%
Ratios of net investment income/(loss) to average net assets: (5,6)	-0.21%	0.11%	-0.01%	0.15%	1.02%
Portfolio turnover rate	41%	55%	158%	136%	332%

(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Per share amount represents less than $0.005 per share.

(3)	Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(4)	Assumes reinvestment of all dividends and distributions, if any.

(5)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(6)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
PACIFIC FINANCIAL INTERNATIONAL FUND

The table sets forth financial data for one share of beneficial interest outstanding throughout each period indicated.

	Investor Class
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	April 30,	April 30,	April 30,	April 30,	April 30,
	2017	2016	2015	2014	2013

Net asset value, beginning of period	$5.14	$5.69	$5.61	$5.09	$4.74
Activity from investment operations:
Net investment income/(loss) (1)	(0.05)	(0.03)	(0.04)	(0.03)	0.02
Net realized and unrealized gain/(loss)	0.51	(0.52)	0.12	0.57	0.33
Total from investment operations	0.46	(0.55)	0.08	0.54	0.35

Less distributions from:
Return of Capital	—	—	—	(0.02)	—
Total distributions	—	—	—	(0.02)	—

Net asset value, end of period	$5.60	$5.14	$5.69	$5.61	$5.09

Total return (2,3)	8.95%	-9.67%	1.43%	10.68%	7.38%
Ratios/Supplemental Data:
Net assets, end of period	$69,253	$59,072	$44,007	$24,811	$11,051
Ratios of expenses to average net assets: (4)	2.30%	2.30%	2.34%	2.46%	2.80%
Ratios of net investment income/(loss) to average net assets: (4,5)	-0.92%	-0.64%	-0.69%	-0.48%	0.34%
Portfolio turnover rate	41%	55%	158%	136%	332%

(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(3)	Assumes reinvestment of all dividends and distributions, if any.

(4)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(5)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
PACIFIC FINANCIAL STRATEGIC CONSERVATIVE FUND

The table sets forth financial data for one share of beneficial interest outstanding throughout each period indicated.

	Institutional Class
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	April 30,	April 30,	April 30,	April 30,	April 30,
	2017	2016	2015	2014	2013

Net asset value, beginning of period	$9.29	$9.53	$9.54	$9.96	$9.59
Activity from investment operations:
Net investment income (1)	0.25	0.17	0.19	0.17	0.34
Net realized and unrealized gain/(loss)	(0.04)	(0.17)	(0.03)	(0.38)	0.39
Total from investment operations	0.21	0.00	0.16	(0.21)	0.73

Less distributions from:
Net Investment Income	(0.22)	(0.24)	(0.17)	(0.15)	(0.31)
Net Realized Gains	—	—	—	(0.06)	(0.05)
Total distributions	(0.22)	(0.24)	(0.17)	(0.21)	(0.36)

Net asset value, end of period	$9.28	$9.29	$9.53	$9.54	$9.96

Total return (2,3)	2.32%	0.03%	1.68%	-2.15%	7.70%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$7,632	$5,376	$26,550	$25,567	$35,042
Ratios of expenses to average net assets: (4)	1.41%	1.52%	1.54%	1.56%	1.65%
Ratios of net investment income to average net assets: (4,5)	2.64%	1.77%	1.95%	1.78%	3.45%
Portfolio turnover rate	29%	191%	188%	218%	81%

(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(3)	Assumes reinvestment of all dividends and distributions, if any.

(4)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(5)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
PACIFIC FINANCIAL STRATEGIC CONSERVATIVE FUND

The table sets forth financial data for one share of beneficial interest outstanding throughout each period indicated.

	Investor Class
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	April 30,	April 30,	April 30,	April 30,	April 30,
	2017	2016	2015	2014	2013

Net asset value, beginning of period	$9.27	$9.50	$9.51	$9.93	$9.57
Activity from investment operations:
Net investment income (1)	0.19	0.10	0.11	0.10	0.28
Net realized and unrealized gain/(loss)	(0.01)	(0.17)	(0.03)	(0.38)	0.38
Total from investment operations	0.18	(0.07)	0.08	(0.28)	0.66

Less distributions from:
Net Investment Income	(0.18)	(0.16)	(0.09)	(0.08)	(0.25)
Net Realized Gains	—	—	—	(0.06)	(0.05)
Total distributions	(0.18)	(0.16)	(0.09)	(0.14)	(0.30)

Net asset value, end of period	$9.27	$9.27	$9.50	$9.51	$9.93

Total return (2,3)	1.95%	-0.69%	0.85%	-2.83%	6.92%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$67,181	$52,806	$148,159	$79,845	$63,399
Ratios of expenses to average net assets: (4)	1.91%	2.24%	2.29%	2.31%	2.40%
Ratios of net investment income to average net assets: (4,5)	2.01%	1.06%	1.19%	1.05%	2.86%
Portfolio turnover rate	29%	191%	188%	218%	81%

(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(3)	Assumes reinvestment of all dividends and distributions, if any.

(4)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(5)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
PACIFIC FINANCIAL TACTICAL FUND

The table sets forth financial data for one share of beneficial interest outstanding throughout each period indicated.

	Institutional Class
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	April 30,	April 30,	April 30,	April 30,	April 30,
	2017	2016	2015	2014	2013

Net asset value, beginning of period	$9.58	$9.85	$9.96	$10.09	$9.54
Activity from investment operations:
Net investment income (1)	0.16	0.20	0.13	0.14	0.28
Net realized and unrealized gain/(loss)	0.09	(0.36)	(0.10)	(0.12)	0.48
Total from investment operations	0.25	(0.16)	0.03	0.02	0.76

Less distributions from:
Net Investment Income	(0.17)	(0.10)	(0.14)	(0.15)	(0.21)
Return of Capital	—	(0.01)	—	—	—
Total distributions	(0.17)	(0.11)	(0.14)	(0.15)	(0.21)

Net asset value, end of period	$9.66	$9.58	$9.85	$9.96	$10.09

Total return (2,3)	2.66%	-1.62%	0.31%	0.25%	7.98%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$7,110	$13,042	$9,246	$10,645	$9,949
Ratios of expenses to average net assets: (4)	1.52%	1.50%	1.71%	1.70%	1.79%
Ratios of net investment income to average net assets: (4,5)	1.67%	2.02%	1.32%	1.37%	2.87%
Portfolio turnover rate	15%	122%	123%	117%	156%

(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(3)	Assumes reinvestment of all dividends and distributions, if any.

(4)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(5)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
PACIFIC FINANCIAL TACTICAL FUND

The table sets forth financial data for one share of beneficial interest outstanding throughout each period indicated.

	Investor Class
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	April 30,	April 30,	April 30,	April 30,	April 30,
	2017	2016	2015	2014	2013

Net asset value, beginning of period	$9.32	$9.64	$9.76	$9.91	$9.38
Activity from investment operations:
Net investment income (1)	0.09	0.13	0.05	0.06	0.21
Net realized and unrealized gain/(loss)	0.08	(0.36)	(0.09)	(0.11)	0.46
Total from investment operations	0.17	(0.23)	(0.04)	(0.05)	0.67

Less distributions from:
Net Investment Income	(0.09)	(0.08)	(0.08)	(0.10)	(0.14)
Return of Capital	—	(0.01)	—	—	—
Total distributions	(0.09)	(0.09)	(0.08)	(0.10)	(0.14)

Net asset value, end of period	$9.40	$9.32	$9.64	$9.76	$9.91

Total return (2,3)	1.85%	-2.37%	-0.41%	-0.50%	7.15%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$82,553	$108,922	$27,337	$20,404	$12,937
Ratios of expenses to average net assets: (4)	2.27%	2.25%	2.46%	2.45%	2.54%
Ratios of net investment income to average net assets: (4,5)	1.00%	1.35%	0.55%	0.61%	2.23%
Portfolio turnover rate	15%	122%	123%	117%	156%

(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(3)	Assumes reinvestment of all dividends and distributions, if any.

(4)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(5)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
PACIFIC FINANCIAL FAITH & VALUES BASED MODERATE FUND

The table sets forth financial data for one share of beneficial interest outstanding throughout each period indicated.

	Investor Class
	Year Ended	Year Ended		Period Ended
	April 30,	April 30,		April 30,
	2017	2016		2015*

Net asset value, beginning of period	$9.73	$10.06		$10.00
Activity from investment operations:
Net investment loss (1)	(0.07)	(0.10)		(0.09)
Net realized and unrealized gain/(loss)	0.90	(0.23)		0.19
Total from investment operations	0.83	(0.33)		0.10

Less distributions from:
Net Investment Income	—	—		(0.04)
Total distributions	—	—		(0.04)

Net asset value, end of period	$10.56	$9.73		$10.06

Total return (2,3)	8.53%	-3.28%		0.96%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$11,407	$10,168		$5,894
Ratio of net expenses to average net assets: (5)	2.62%	2.77	% (8)	3.00	% (6,9)
Ratio of gross expenses to average net assets: (5)	2.62%	2.73%		3.18	% (6)
Ratio of net investment loss to average net assets: (5,7)	-0.67%	-1.08%		-0.92	% (6)
Portfolio turnover rate	57%	84%		29	% (4)

*	The inception date of Pacific Financial Faith & Values Based Moderate Fund Investor shares is May 31, 2013. The Fund commenced operations on December 3, 2014.

(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(3)	Assumes reinvestment of all dividends and distributions, if any.

(4)	Not annualized.

(5)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(6)	Annualized.

(7)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Represents the ratio of expenses to average net assets inclusive of the Adviser’s recapture of waived/reimbursed fees from prior periods.

(9)	Represents the ratio of expenses to average net assets inclusive of the Adviser’s waived/reimbursed fees.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
PACIFIC FINANCIAL DYNAMIC ALLOCATION FUND

The table sets forth financial data for one share of beneficial interest outstanding throughout each period indicated.

	Institutional Class
	Year Ended	Period Ended
	April 30,	April 30,
	2017	2016*

Net asset value, beginning of period	$10.15	$10.00
Activity from investment operations:
Net investment income (1)	0.05	0.05
Net realized and unrealized gain	0.81	0.16
Total from investment operations	0.86	0.21

Less distributions from:
Net Investment Income	(0.06)	(0.05)
Net Realized Gains	(0.05)	(0.01)
Total distributions	(0.11)	(0.06)

Net asset value, end of period	$10.90	$10.15

Total return (2,3)	8.52%	2.16%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$28,725	$23,442
Ratio of net expenses to average net assets: (5)	1.43%	1.39	% (6)
Ratio of net investment income to average net assets: (5,7)	0.48%	0.91	% (6)
Portfolio turnover rate	41%	12	% (4)

*	The inception date of Pacific Financial Dynamic Allocation Fund Institutional shares is September 17, 2015. The Fund commenced operations on October 6, 2015.

(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(3)	Assumes reinvestment of all dividends and distributions, if any.

(4)	Not annualized.

(5)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(6)	Annualized.

(7)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
PACIFIC FINANCIAL DYNAMIC ALLOCATION FUND

The table sets forth financial data for one share of beneficial interest outstanding throughout each period indicated.

	Investor Class
	Year Ended	Period Ended
	April 30,	April 30,
	2017	2016*

Net asset value, beginning of period	$10.12	$10.00
Activity from investment operations:
Net investment income/(loss) (1)	(0.02)	0.00	(8)
Net realized and unrealized gain	0.81	0.17
Total from investment operations	0.79	0.17

Less distributions from:
Net Investment Income	(0.02)	(0.04)
Net Realized Gains	(0.05)	(0.01)
Total distributions	(0.07)	(0.05)

Net asset value, end of period	$10.84	$10.12

Total return (2,3)	7.76%	1.73%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$393,941	$198,192
Ratio of net expenses to average net assets: (5)	2.19%	2.14	% (6)
Ratio of net investment income/(loss) to average net assets: (5,7)	-0.20%	0.03	% (6)
Portfolio turnover rate	41%	12	% (4)

*	The inception date of Pacific Financial Dynamic Allocation Fund Investor shares is September 17, 2015. The Fund commenced operations on October 6, 2015.

(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(3)	Assumes reinvestment of all dividends and distributions, if any.

(4)	Not annualized.

(5)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(6)	Annualized.

(7)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Represents less than $0.005.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
PACIFIC FINANCIAL FLEXIBLE GROWTH & INCOME FUND

The table sets forth financial data for one share of beneficial interest outstanding throughout the period indicated.

	Institutional Class
	Year Ended	Period Ended
	April 30,	April 30,
	2017	2016*

Net asset value, beginning of period	$9.71	$10.00
Activity from investment operations:
Net investment income (1)	0.11	0.07
Net realized and unrealized gain/(loss)	0.56	(0.25)
Total from investment operations	0.67	(0.18)

Less distributions from:
Net Investment Income	(0.13)	(0.07)
Net Realized Gains	(0.04)	—
Return of Capital	—	(0.04)
Total distributions	(0.17)	(0.11)

Net asset value, end of period	$10.21	$9.71

Total return (2,3)	6.86%	-1.79%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$10,514	$8,853
Ratio of net expenses to average net assets: (5)	1.51%	1.47	% (6)
Ratio of net investment income to average net assets: (5,7)	1.14%	1.71	% (6)
Portfolio turnover rate	62%	20	% (4)

*	The inception date of Pacific Financial Flexible Growth & Income Fund Institutional shares is November 20, 2015. The Fund commenced operations on December 1, 2015.

(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(3)	Assumes reinvestment of all dividends and distributions, if any.

(4)	Not annualized.

(5)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(6)	Annualized.

(7)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
PACIFIC FINANCIAL FLEXIBLE GROWTH & INCOME FUND

The table sets forth financial data for one share of beneficial interest outstanding throughout the period indicated.

	Investor Class
	Year Ended	Period Ended
	April 30,	April 30,
	2017	2016*

Net asset value, beginning of period	$9.69	$10.00
Activity from investment operations:
Net investment income (1)	0.06	0.04
Net realized and unrealized gain/(loss)	0.52	(0.24)
Total from investment operations	0.58	(0.20)

Less distributions from:
Net Investment Income	(0.08)	(0.07)
Net Realized Gains	(0.04)	—
Return of Capital	—	(0.04)
Total distributions	(0.12)	(0.11)

Net asset value, end of period	$10.15	$9.69

Total return (2,3)	5.95%	-2.05%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$131,974	$70,265
Ratio of net expenses to average net assets: (5)	2.26%	2.22	% (6)
Ratio of net investment income to average net assets: (5,7)	0.57%	0.99	% (6)
Portfolio turnover rate	62%	20	% (4)

*	The inception date of Pacific Financial Flexible Growth & Income Fund Investor shares is November 20, 2015. The Fund commenced operations on December 1, 2015.

(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(3)	Assumes reinvestment of all dividends and distributions, if any.

(4)	Not annualized.

(5)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(6)	Annualized.

(7)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS
April 30, 2017

1.	ORGANIZATION

The Pacific Financial family of mutual funds is comprised of eight different actively managed funds. Each fund is a diversified series of shares of beneficial interest of the Northern Lights Fund Trust (the “Trust”), a trust organized under the laws of the State of Delaware on January 19, 2005, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The funds are the Pacific Financial Core Equity Fund (“Core Equity Fund”), the Pacific Financial Explorer Fund (“Explorer Fund”), the Pacific Financial International Fund (“International Fund”), the Pacific Financial Strategic Conservative Fund (“Strategic Conservative Fund”), the Pacific Financial Tactical Fund (“Tactical Fund”), the Pacific Financial Faith & Values Based Moderate Fund (“Faith & Values Based Moderate Fund”), the Pacific Financial Dynamic Allocation Fund (“Dynamic Allocation Fund”), and the Pacific Financial Flexible Growth & Income Fund (“Flexible Growth & Income Fund”) (each a “Fund” and collectively the “Funds”). The investment objective of each Fund is as follows:

Fund	Primary Objective
Core Equity Fund	Long-Term Capital Appreciation
Explorer Fund	Long-Term Capital Appreciation
International Fund	Long-Term Capital Appreciation
Strategic Conservative Fund	Preservation of Capital and Current Income
Tactical Fund	Long-Term Capital Appreciation
Faith & Values Based Moderate Fund	Long-Term Capital Appreciation and Current Income
Dynamic Allocation Fund	Total Return
Flexible Growth & Income Fund	Total Return

Each Fund, with the exception of Faith & Values Based Moderate Fund, currently offers two classes of shares: Institutional Shares and Investor Shares. The Faith & Values Based Moderate Fund only offers Investor Shares. Each class of shares of the Funds has identical rights and privileges with respect to arrangements pertaining to shareholder servicing or distribution, class-related expenses, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares. The Funds’ share classes differ in the fees and expenses charged to shareholders. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated to each Fund’s share classes proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies. Open-end investment companies are valued at their respective net asset values as reported by such investment companies. Open-end funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based upon methods established by the board of directors of the open-end funds.

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2017

The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase an ETF to gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Funds holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that a Fund has the ability to access.

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2017

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of April 30, 2017 for the Funds’ assets measured at fair value:

Pacific Financial Core Equity Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$431,561,834	$—	$—	$431,561,834
Mutual Funds	81,540,910	—	—	81,540,910
Short-Term Investments	33,063,075	—	—	33,063,075
Total	$546,165,819	$—	$—	$546,165,819

Pacific Financial Explorer Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$157,351,117	$—	$—	$157,351,117
Short-Term Investments	9,181,481	—	—	9,181,481
Total	$166,532,598	$—	$—	$166,532,598

Pacific Financial International Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$3,849,287	$—	$—	$3,849,287
Mutual Funds	70,052,704	—	—	70,052,704
Short-Term Investments	2,961,209	—	—	2,961,209
Total	$76,863,200	$—	$—	$76,863,200

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2017

Pacific Financial Strategic Conservative Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$4,521,012	$—	$—	$4,521,012
Mutual Funds	69,779,910	—	—	69,779,910
Short-Term Investments	719,395	—	—	719,395
Total	$75,020,317	$—	$—	$75,020,317

Pacific Financial Tactical Fund

Assets *	Level 1	Level 2	Level 3	Total
Mutual Funds	$88,300,118	$—	$—	$88,300,118
Short-Term Investments	1,353,826	—	—	1,353,826
Total	$89,653,944	$—	$—	$89,653,944

Pacific Financial Faith & Values Based Moderate Fund

Assets *	Level 1	Level 2	Level 3	Total
Mutual Funds	$10,580,792	$—	$—	$10,580,792
Short-Term Investments	165,903	—	—	165,903
Total	$10,746,695	$—	$—	$10,746,695

Pacific Financial Dynamic Allocation Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$58,064,532	$—	$—	$58,064,532
Mutual Funds	363,939,974	—	—	363,939,974
Short-Term Investments	2,283,257	—	—	2,283,257
Total	$424,287,763	$—	$—	$424,287,763

Pacific Financial Flexible Growth & Income Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$12,367,274	$—	$—	$12,367,274
Mutual Funds	127,882,016	—	—	127,882,016
Short-Term Investments	2,484,512	—	—	2,484,512
Total	$142,733,802	$—	$—	$142,733,802

*	Refer to the Portfolio of Investments for Industry Classification.

The Funds did not hold any Level 3 securities during the period. There were no transfers between levels during the period presented except for International Fund, Strategic Conservative Fund, and Tactical Fund. Transfers that were made out of Level 2 represent securities that are now valued using quoted prices in active markets. It is the Funds’ policy to record transfers between levels at the end of the reporting period.

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2017

The following amounts were transfers in/(out) of Level 2 Assets:

Pacific Financial International Fund

	Mutual Funds	Total
Transfers into Level 2 from Level 1	$—	$—
Transfers from Level 2 into Level 1	(9,782,959)	(9,782,959)
Net Transfer Into/(Out) of Level 2	$(9,782,959)	$(9,782,959)

Pacific Financial Strategic Conservative Fund

	Mutual Funds	Total
Transfers into Level 2 from Level 1	$—	$—
Transfers from Level 2 into Level 1	(8,185,001)	(8,185,001)
Net Transfer Into/(Out) of Level 2	$(8,185,001)	$(8,185,001)

Pacific Financial Tactical Fund

	Mutual Funds	Total
Transfers into Level 2 from Level 1	$—	$—
Transfers from Level 2 into Level 1	(14,186,480)	(14,186,480)
Net Transfer Into/(Out) of Level 2	$(14,186,480)	$(14,186,480)

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually except for the Strategic Conservative Fund, which intends to distribute substantially all of its net investment income quarterly. Distributable net realized capital gains, if any, are declared and distributed annually by the Funds. Dividends from net investment income and distributions from net realized gains are recorded on ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of each Fund.

Federal Income Tax – It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no Federal income tax provision is required. Each Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years April 30, 2014 to April 30, 2016, or expected to be taken in each Fund’s April 30, 2017 year-end tax return. Each Fund identifies its major tax jurisdictions as U.S. Federal and Nebraska, and foreign

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2017

jurisdictions where a Fund makes significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Allocation of Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis. Expenses specifically attributable to a particular Fund in the Pacific Financial Family of Mutual Funds are borne by that Fund. Other expenses are allocated to each Fund based on its net assets in relation to the total net assets of all the applicable Funds in the Pacific Financial Family of Mutual Funds or another reasonable basis.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

3.	INVESTMENT TRANSACTIONS

For the year ended April 30, 2017, cost of purchases and proceeds from sales of Fund securities, other than short-term investments, amounted to the following:

Fund	Purchases	Sales
Core Equity Fund	$561,981,595	$437,469,828
Explorer Fund	204,329,780	226,876,029
International Fund	31,258,867	28,009,896
Strategic Conservative Fund	37,251,844	20,006,513
Tactical Fund	15,800,259	49,214,467
Faith & Values Based Moderate Fund	6,141,915	6,499,975
Dynamic Allocation Fund	316,484,233	137,151,220
Flexible Growth & Income Fund	127,078,311	69,043,482

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The Pacific Financial Group, Inc. serves as the Funds’ investment advisor (the “Advisor”). Pursuant to an investment advisory agreement with the Trust, on behalf of the Funds, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others, including the Advisor. As compensation for its services and the related expenses borne by the Advisor, the Funds, with the exception of the Strategic Conservative Fund, pay the Advisor an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of each Fund’s average daily net assets. Effective January 1, 2016, the Advisor reduced its fee for the Strategic Conservative Fund to an annual rate of 0.75% of the Fund’s average daily net assets.

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2017

For the year ended April 30, 2017, pursuant to the investment advisory agreement, the Advisor earned the following advisory fees:

Fund
Core Equity Fund	$4,154,729
Explorer Fund	1,464,641
International Fund	680,153
Strategic Conservative Fund	526,367
Tactical Fund	1,059,884
Faith & Values Based Moderate Fund	108,940
Dynamic Allocation Fund	3,349,671
Flexible Growth & Income Fund	1,137,940

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until August 31, 2024, to waive a portion of its advisory fee for the Faith & Values Based Moderate Fund Investor Class Shares and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (exclusive of any front end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees associated with investments in other collective investment vehicles or derivative instruments (including for example, option and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses such as litigation expenses) do not exceed 3.00% and 2.25% per annum of the Fund’s average daily net assets for the Investor Class and Institutional Class, respectively, until August 31, 2016 and 5 .00% and 4.25% of the Fund’s average daily net assets for the Investor Class and Institutional Class, respectively, until August 31, 2024. The Advisor did not waive any portion of its Advisory fees pursuant to the Waiver Agreement during the year ended April 30, 2017.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund’s Operating Expenses are subsequently less than 3.00% or 2.25% of the Fund’s average daily net assets for the Investor Class or Institutional Class, respectively (the “Expense Limitation”), the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not exceed the Expense Limitation. If a Fund’s Operating Expenses subsequently exceed the Expense Limitation, the reimbursements shall be suspended. The Advisor may seek reimbursement only for fees waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time. As of April 30, 2017, there were no waiver amounts subject to recapture pursuant to the Waiver Agreement.

The Trust, with respect to the Funds, has adopted the Trust’s Master Distribution and Shareholder Servicing Plans pursuant to Rule 12b-1 under the 1940 Act (the “Plans”). The Plans provide that a monthly service and/or distribution fee is calculated by each Fund at an annual rate of 0.25% and 1.00% of the average daily net assets attributable to the Institutional and Investor Class shares, respectively, and is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of each Fund’s shareholder accounts, not otherwise required to be provided by the Advisor. Effective January 1, 2016, the fee for the Strategic Conservative Fund’s Investor Shares fee under the plan was reduced to 0.75% of the Fund’s average daily net assets attributable to Investor Class shares. For the year ended April 30, 2017, pursuant to the Plans, the Institutional and Investor Class shares accrued the following fees:

Fund	Institutional Class	Investor Class
Core Equity Fund	$101,022	$3,750,642
Explorer Fund	39,994	1,304,668
International Fund	14,017	624,086
Strategic Conservative Fund	16,476	476,937
Tactical Fund	23,274	969,283
Faith & Values Based Moderate Fund	N/A	108,940
Dynamic Allocation Fund	70,306	3,068,450
Flexible Growth & Income Fund	25,823	1,038,372

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2017

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The Distributor did not receive any commissions from the sale of the Funds’ shares.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Funds. Pursuant to separate servicing agreements with GFS, the Funds pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. A Trustee and certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

BluGiant, LLC (“BluGiant”), an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, BluGiant receives customary fees from the Funds.

Orion Advisor Services, LLC (“Orion”), an affiliate of GFS and the Distributor provides shareholder administration services to the Funds. For the year ended April 30, 2017, the Funds paid fees to Orion for compensation for these services as follows:

Fund
Core Equity Fund	$117,880
Explorer Fund	43,959
International Fund	20,401
Strategic Conservative Fund	20,653
Tactical Fund	33,740
Faith & Values Based Moderate Fund	3,282
Dynamic Allocation Fund	92,819
Flexible Growth & Income Fund	31,797

Such fees are included as Non 12b-1 Shareholder Services Fees on the Statements of Operations.

5.	INVESTMENT IN AFFILIATED COMPANIES

An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities. Transactions during the year ended April 30, 2017 with affiliated companies are as follows:

Core Equity Fund

						Change in
						Unrealized
		Value-Beginning of			Net Realized	Appreciation/	Value-End of
CUSIP	Description	Year	Purchases	Sales Proceeds	Gain/ (Loss)	(Depreciation)	Period
464288208	iShares Morningstar Mid-Cap ETF	$—	$39,468,751	$—	$—	$2,430,788	$41,899,539
78468R887	SPDR SSGA US Small Cap Low Volatility Index ETF	—	23,691,146	2,419,564	299,389	2,465,940	24,036,911

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2017

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the year or period ended April 30, 2017 and April 30, 2016 was as follows:

For the year ended April 30, 2017:
	Ordinary	Long-Term	Return of
Fund	Income	Capital Gains	Capital	Total
Pacific Financial Core Equity Fund	$3,440,179	$4,749,193	$—	$8,189,372
Pacific Financial Explorer Fund	—	—	—	—
Pacific Financial International Fund	—	—	—	—
Pacific Financial Strategic Conservative Fund	1,411,134	—	—	1,411,134
Pacific Financial Tactical Fund	966,673	—	—	966,673
Pacific Financial Faith & Values Based Moderate Fund	—	—	—	—
Pacific Financial Dynamic Allocation Fund	845,015	1,564,421	—	2,409,436
Pacific Financial Flexible Growth & Income Fund	1,209,634	254,944	39,513	1,504,091

For the period ended April 30, 2016:
	Ordinary	Long-Term	Return of
Fund	Income	Capital Gains	Capital	Total
Pacific Financial Core Equity Fund	$382,475	$7,584,781	$—	$7,967,256
Pacific Financial Explorer Fund	7,031,933	3,425,022	—	10,456,955
Pacific Financial International Fund	—	—	—	—
Pacific Financial Strategic Conservative Fund	1,585,630	—	—	1,585,630
Pacific Financial Tactical Fund	1,139,347	—	71,899	1,211,246
Pacific Financial Faith & Values Based Moderate Fund	—	—	—	—
Pacific Financial Dynamic Allocation Fund	597,550	217,122	—	814,672
Pacific Financial Flexible Growth & Income Fund	443,772	—	269,730	713,502

As of April 30, 2017, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Fund	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Pacific Financial Core Equity Fund	$6,141,610	$4,687,260	$(1,179,812)	$—	$—	$41,071,729	$50,720,787
Pacific Financial Explorer Fund	—	—	(421,352)	(1,571,816)	—	13,420,364	11,427,196
Pacific Financial International Fund	—	—	(517,221)	(4,007,982)	—	5,942,967	1,417,764
Pacific Financial Strategic Conservative Fund	703,521	—	(119,221)	(6,271,184)	—	(297,177)	(5,984,061)
Pacific Financial Tactical Fund	138,671	—	—	(1,998,606)	—	281,045	(1,578,890)
Pacific Financial Faith & Values Based Moderate Fund	—	114,592	(61,472)	—	—	741,439	794,559
Pacific Financial Dynamic Allocation Fund	1,972,600	1,509,972	(1,128,023)	—	—	22,224,216	24,578,765
Pacific Financial Flexible Growth & Income Fund	—	—	(2,579,262)	—	—	6,317,236	3,737,974

The difference between book basis and tax basis unrealized appreciation/(depreciation), and accumulated net realized gain/(loss) from investments is primarily attributable to the tax deferral of losses on wash sales.

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2017

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Funds incurred and elected to defer such late year losses as follows:

Late Year
Fund	Losses
Pacific Financial Core Equity Fund	$1,179,812
Pacific Financial Explorer Fund	421,352
Pacific Financial International Fund	517,221
Pacific Financial Strategic Conservative Fund	—
Pacific Financial Tactical Fund	—
Pacific Financial Faith & Values Based Moderate Fund	61,472
Pacific Financial Dynamic Allocation Fund	1,128,023
Pacific Financial Flexible Growth & Income Fund	448,823

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Funds incurred and elected to defer such capital losses as follows:

Post October
Fund	Losses
Pacific Financial Core Equity Fund	$—
Pacific Financial Explorer Fund	—
Pacific Financial International Fund	—
Pacific Financial Strategic Conservative Fund	119,221
Pacific Financial Tactical Fund	—
Pacific Financial Faith & Values Based Moderate Fund	—
Pacific Financial Dynamic Allocation Fund	—
Pacific Financial Flexible Growth & Income Fund	2,130,439

At April 30, 2017, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Non-Expiring	Non-Expiring
Fund	Short-Term	Long-Term	Total	Expired
Pacific Financial Core Equity Fund	$—	$—	$—	$—
Pacific Financial Explorer Fund	1,571,816	—	1,571,816	—
Pacific Financial International Fund	2,669,597	1,338,385	4,007,982	2,641,778
Pacific Financial Strategic Conservative Fund	5,588,070	683,113	6,271,184	—
Pacific Financial Tactical Fund	1,998,606	—	1,998,606	266,527
Pacific Financial Faith & Values Based Moderate Fund	—	—	—	—
Pacific Financial Dynamic Allocation Fund	—	—	—	—
Pacific Financial Flexible Growth & Income Fund	—	—	—	—

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2017

Permanent book and tax differences, primarily attributable to the tax treatment of net operating losses and short-term capital gains, the reclass of Fund distributions and tax adjustments for non-deductible expenses, resulted in reclassification for the tax year ended April 30, 2017 for the Funds as follows:

	Paid	Undistributed	Undistributed
	In	Ordinary	Net Realized
Fund	Capital	Income (Loss)	Gains (Loss)
Pacific Financial Core Equity Fund	$—	$—	$—
Pacific Financial Explorer Fund	(488,111)	488,111	—
Pacific Financial International Fund	(3,142,487)	500,709	2,641,778
Pacific Financial Strategic Conservative Fund	—	—	—
Pacific Financial Tactical Fund	(266,527)	—	266,527
Pacific Financial Faith & Values Based Moderate Fund	(72,489)	72,489	—
Pacific Financial Dynamic Allocation Fund	—	516,661	(516,661)
Pacific Financial Flexible Growth & Income Fund	(39,513)	37,248	2,265

7.	SECURITIES LENDING

The Trust has entered into a securities lending arrangement with The Bank of New York Mellon Corporation (the “Borrower”) on behalf of the Core Equity Fund, Explorer Fund, International Fund, Strategic Conservative Fund and Tactical Fund. Under the terms of the agreement, the Funds are authorized to loan securities to the Borrower. In exchange, the Funds receive cash and securities as collateral in the amount of at least 102% of the value of the securities loaned. The cash collateral is invested in short-term instruments as noted in the Funds’ Portfolio of Investments. The non-cash collateral consisted of U.S. Treasury Bills, Notes and Bonds and U.S. Treasury inflation indexed Bonds with the following maturities noted in the table below. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the Borrower fails to return them.

Gain or loss in the fair value of securities loaned that may occur during the term of the loan will be for the account of each Fund. Each Fund has the right under the securities lending agreement to recover the securities from the Borrower on demand. If the fair value of the collateral falls below 102% plus accrued interest of the loaned securities, the lender’s agent shall request additional collateral from the Borrower to bring the collateralization back to 102%. Under the terms of the securities lending agreement, each Fund is indemnified for such losses by the security lending agreement. Should the borrower of the securities fail financially, the Funds have the right to repurchase the securities using the collateral in the open market.

The Funds may invest the cash collateral received in connection with securities lending transactions in the Milestone Treasury Obligations Portfolio. The Milestone Treasury Obligations Portfolio is managed by CLS Investments, LLC, an affiliate of the Administrator. The Funds receive compensation relating to the lending of the Funds’ securities. During the year ended April 30, 2017, the Tactical Fund did not engage in securities lending.

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2017

The following table presents financial instruments that are subject to enforceable netting arrangements as of April 30, 2017.

					Gross Amounts not Offset in the Statements of Assets and Liabilties

	Gross Amount of Recognized Assets	**	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilties	Instruments - Non-cash Collateral Received	Cash Collateral Received	(1)	Net Amount
Core Equity Fund	$29,629,708		$—	$29,629,708	$—	$29,629,708		$—
Explorer Fund	$16,308,878		$—	$16,308,878	$7,856,492	$8,452,386		$—
International Fund	$2,704,615		$—	$2,704,615	$—	$2,704,615		$—

**	Included with Investments in securities on the Statements of Assets and Liabilities.

(1)	Any over-collateralization of total financial instruments is not shown.

The following table breaks out the holdings pledged as collateral as of April 30, 2017:

	Overnight &		Between 30 & 90
	Continuous	<30 Days	days	>90 Days	Total
Money Market Mutual Fund	$30,303,119	$—	$—	$—	$30,303,119
U.S. Government Securities	—				—
Total	$30,303,119	$—	$—	$—	$30,303,119

Explorer Fund

	Overnight &		Between 30 & 90
	Continuous	<30 Days	days	>90 Days	Total
Money Market Mutual Fund	$8,805,921	$—	$—	$—	$8,805,921
U.S. Government Securities	—	2,494	15,957	7,838,041	7,856,492
Total	$8,805,921	$2,494	$15,957	$7,838,041	$16,662,413

International Fund

	Overnight &		Between 30 & 90
	Continuous	<30 Days	days	>90 Days	Total
Money Market Mutual Fund	$2,776,500	$—	$—	$—	$2,776,500
U.S. Government Securities	—	—	—	—	—
Total	$2,776,500	$—	$—	$—	$2,776,500

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2017

8.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund, under Section 2(a) 9 of the Act. As of April 30, 2017, beneficial ownership in excess of 25% is as follows:

Portfolio	Beneficial Owner	% of Outstanding Shares
Core Equity Fund	NFS	42%
Explorer Fund	NFS	41%
International Fund	NFS	49%
Strategic Conservative Fund	NFS	37%
	Pershing, LLC	25%
Tactical Fund	NFS	39%
Faith & Values Based Moderate Fund	NFS	60%
Dynamic Allocation Fund	NFS	39%
Flexible Growth & Income Fund	NFS	36%
	Pershing, LLC	25%

9.	NEW ACCOUNTING PRONOUNCEMENT

On October 13, 2016 the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.

10.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Pacific Financial Core Equity Fund, Pacific Financial Explorer Fund, Pacific Financial International Fund, Pacific Financial Strategic Conservative Fund, Pacific Financial Tactical Fund, Pacific Financial Faith & Values Based Moderate Fund, Pacific Financial Dynamic Allocation Fund and Pacific Financial Flexible Growth & Income Fund and Board of Trustees of Northern Lights Fund Trust

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Pacific Financial Core Equity Fund, Pacific Financial Explorer Fund, Pacific Financial International Fund, Pacific Financial Strategic Conservative Fund, Pacific Financial Tactical Fund, Pacific Financial Faith & Values Based Moderate Fund, Pacific Financial Dynamic Allocation Fund and Pacific Financial Flexible Growth & Income Fund (the “Funds”), each a series of Northern Lights Funds Trust, as of April 30, 2017, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two periods in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2017, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pacific Financial Core Equity Fund, Pacific Financial Explorer Fund, Pacific Financial International Fund, Pacific Financial Strategic Conservative Fund, Pacific Financial Tactical Fund, Pacific Financial Faith & Values Based Moderate Fund, Pacific Financial Dynamic Allocation Fund and Pacific Financial Flexible Growth & Income Fund as of April 30, 2017, the results of their operations for the year then ended, the changes in their net assets for each of the two periods in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

COHEN & COMPANY, LTD.

Cleveland, Ohio

June 29, 2017

THE PACIFIC FINANCIAL FUNDS
EXPENSE EXAMPLES
April 30, 2017 (Unaudited)

Example

As a shareholder of a Fund you will pay ongoing expenses, such as advisory fees, distribution and service fees (12b-1), and other fund expenses. The following examples are intended to help you understand the ongoing cost (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions which may be assessed by mutual funds. This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The columns under the heading entitled “Actual” help you estimate the actual expenses you paid over the period. The “Actual Ending Account Value” shown is derived from the Fund’s actual return, and the “Actual Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. To estimate the expenses you paid on your account during this period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Actual Expenses Paid During Period”.

Hypothetical Examples for Comparison Purposes

The columns under the heading entitled “Hypothetical” provide information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account. Therefore, the last column of the table (Hypothetical Expenses Paid During Period) is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical
			Actual		(5% return before expenses)

Institutional Class	Fund’s Annualized	Beginning Account	Ending Account	Expenses Paid	Ending Account	Expenses Paid
	Expense Ratio	Value 11/1/2016	Value 4/30/2017	During Period*	Value 4/30/2017	During Period

Pacific Financial Core Equity Fund	1.40%	$1,000.00	$1,135.40	$7.41	$1,017.85	$7.00
Pacific Financial Explorer Fund	1.55%	$1,000.00	$1,126.60	$8.17	$1,017.11	$7.75
Pacific Financial International Fund	1.60%	$1,000.00	$1,088.40	$8.28	$1,016.86	$8.00
Pacific Financial Strategic Conservative Fund	1.28%	$1,000.00	$1,003.70	$6.36	$1,018.45	$6.41
Pacific Financial Tactical Fund	1.61%	$1,000.00	$1,018.10	$8.06	$1,016.81	$8.05
Pacific Financial Dynamic Allocation Fund	1.49%	$1,000.00	$1,067.20	$7.64	$1,017.41	$7.45
Pacific Financial Flexible Growth & Income Fund	1.57%	$1,000.00	$1,041.80	$7.95	$1,017.01	$7.85

					Hypothetical
			Actual		(5% return before expenses)

				*Expenses
Investor Class	Fund’s Annualized	Beginning Account	Ending Account	Paid During	Ending Account	Expenses Paid
	Expense Ratio	Value 11/1/2016	Value 4/30/2017	Period	Value 4/30/2017	During Period

Pacific Financial Core Equity Fund	2.15%	$1,000.00	$1,131.90	$11.36	$1,014.13	$10.74
Pacific Financial Explorer Fund	2.30%	$1,000.00	$1,122.40	$12.10	$1,013.39	$11.48
Pacific Financial International Fund	2.35%	$1,000.00	$1,085.10	$12.15	$1,013.14	$11.73
Pacific Financial Strategic Conservative Fund	1.78%	$1,000.00	$1,001.20	$8.83	$1,015.97	$8.90
Pacific Financial Tactical Fund	2.36%	$1,000.00	$1,014.20	$11.79	$1,013.09	$11.78
Pacific Financial Faith & Values Moderate Fund	2.68%	$1,000.00	$1,067.70	$13.74	$1,011.50	$13.37
Pacific Financial Dynamic Allocation Fund	2.24%	$1,000.00	$1,062.90	$11.46	$1,013.69	$11.18
Pacific Financial Flexible Growth & Income Fund	2.32%	$1,000.00	$1,038.10	$11.72	$1,013.29	$11.58

*	Expenses Paid during the Period are equal to the Class’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days and divided by 365.

The Pacific Financial Funds

SUPPLEMENTAL INFORMATION (Unaudited)

April 30, 2017

Pacific Financial Core Equity Fund, Pacific Financial Explorer Fund, Pacific Financial International Fund, Pacific Financial Strategic Conservative Fund, Pacific Financial Tactical Fund, Pacific Financial Flexible Growth & Income Fund, Pacific Financial Dynamic Allocation Fund, Pacific Faith & Values Based Moderate Fund (Adviser – The Pacific Financial Group, Inc.)

In connection with the regular meeting held on March 1-2, 2017 of the Board of Trustees (the “Trustees” or the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of an investment advisory agreement (the “Advisory Agreement”) between The Pacific Financial Group, Inc. (“PFG”) and the Trust, with respect to the Pacific Financial Core Equity Fund, Pacific Financial Explorer Fund, Pacific Financial International Fund, Pacific Financial Strategic Conservative Fund, Pacific Financial Tactical Fund, Pacific Financial Flexible Growth & Income Fund, Pacific Financial Dynamic Allocation Fund, Pacific Faith & Values Based Moderate Fund (collectively referred to as “the Funds”). In considering the approval of the Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement.

The Trustees were assisted by independent legal counsel throughout the Advisory Agreement review process. The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

Nature, Extent and Quality of Service. The Trustees noted that the adviser was founded in 1984 and managed approximately $1.8 billion in assets, providing a range of investment management and financial services to professional financial advisers and their clients. They reviewed the background information of the key investment personnel responsible for servicing the Pacific Funds, taking into consideration their education and noting that the team had diverse financial industry experience. The Trustees considered that the adviser utilized a proprietary investment process it refers to as “Rational Analysis,” which combines financial research, technical analysis, and quantitative analysis to make investment decisions. They discussed the adviser’s research process and risk management culture, evidenced by processes that attempt to mitigate the various risks through monitoring of the economy, interest rates, and geopolitical events. The Trustees noted that the adviser monitored compliance with each Fund’s investment limitations by reviewing each Fund’s day-to-day activities and reviewed trades and holdings to confirm all is acceptable and within investment guidelines. They considered that the adviser selected broker-dealers based on a quarterly review and evaluation of various brokers based on qualitative, operational and service factors. They considered a positive that the adviser reported no material compliance or litigation issues since the previous advisory contract approval, and acknowledged that the adviser had not yet received the results of a routine examination by the SEC. The Trustees positively noted the investment team’s longevity at the firm, demonstrating their dedication to the firm. The Trustees also appreciated the adviser’s focus on risk management, compliance, and willingness to invest in resources the investment team can use to support the investment process and Funds. The Board concluded that the adviser should continue to provide a quality service to the Funds and each Fund’s shareholders.

The Pacific Financial Funds

SUPPLEMENTAL INFORMATION (Unaudited)(Continued)

April 30, 2017

Performance. The Trustees considered that each Fund was used as an asset allocation vehicle and susceptible to wide swings in asset levels among the Funds despite growth of the Fund family as a whole. The Trustees reviewed the objective, strategy, Morningstar category, star-rating, and size of each Pacific Fund when evaluating its returns.

Pacific Core: The Trustees observed the Fund’s strong performance over the 1-year period, ranking in the 31st percentile of the Large Blend Morningstar Category and outperforming the returns of the peer group median. The Trustees acknowledged that the Fund outperformed the peer group median over the 3-year and 5-year periods, while underperforming the peer group median over the since inception period and the Morningstar category over the 3-year, 5-year, and since inception periods. The Trustees noted with satisfaction that the Fund’s Sharpe ratio and information ratio compared very favorably against the peer group and Morningstar category. The Trustees agreed that, upon a review of the Fund, the adviser was staying true to the Fund’s mandate, consistent with the prospectus and should be retained.

Pacific Explorer: The Trustees considered that the Fund matched or exceeded the performance of the peer group median over the 1-year, 3-year, and 5-year periods, while trailing the peer group median over the since inception periods and the Large Blend Morningstar category over each time period. The Trustees observed that over time the Fund had increased its risk profile as evidenced by the fact that its standard deviation had increased over recent periods as compared to the Morningstar category, allowing for the possibility of enhanced returns. The Trustees agreed that the Fund’s performance profile had improved over time and that the adviser should be retained.

Pacific International: The Trustees noted that the Fund performed at or near the bottom of its peer group over the 1-year, 3-year, 5-year, and since inception periods, while gradually improving over those same time periods as compared to the Foreign Large Growth Morningstar category. The Trustees observed that the Fund’s peer group includes several world funds, which reduces its relevance as a point of comparison for the Fund. The Trustees concluded that the Fund had struggled to meet its objective of long term capital appreciation, but the adviser should be retained given recent performance improvements as compared to the Morningstar category.

Pacific Strategic: The Trustees noted that the Fund performed in the bottom quartile of the Intermediate-Term Bond Morningstar category over the 1-year, 3-year, 5-year, and since inception periods, and performed in the second-lowest quartile of the peer group over the 1-year and 3-year periods before dropping into the lowest quartile in the 5-year and since inception periods. The Trustees acknowledged the adviser’s reasoning that the Fund’s underperformance is a result of the adviser’s recent preference for bonds with relatively low durations during periods when the adviser incorrectly predicted that interest rates would rise. The Trustees took into consideration the recent adjustment to the Fund’s conservative position, allowing for increased returns with moderate risk. The Trustees noted that the adviser believed that these adjustments had improved performance over the previous nine months. The Trustees agreed that the Fund had met the objective of preserving capital and generating income, has exhibited a superior risk profile as measured by standard deviation, but has lagged

The Pacific Financial Funds

SUPPLEMENTAL INFORMATION (Unaudited)(Continued)

April 30, 2017

in providing total return. The Trustees concluded that the performance was not unreasonable and that the adviser should be retained.

Pacific Tactical: The Trustees considered the Fund’s performance over the 1-year, 3-year, 5-year, and since inception periods. The Trustees noted the Fund ranked in the lowest or second lowest quartile of the Tactical Allocation Morningstar category and the peer group over all periods. The Trustees observed that this underperformance results in large part from the Fund’s conservative positioning that sacrifices returns. The Trustees noted that the Fund experienced small positive returns over each period, and is following the strategy as outlined in the prospectus. They agreed that the Fund’s emphasis on bonds, along with its investment in alternative funds, has helped maintain the lowest standard deviation in the category, along with top quartile Sharpe ratio over the 5-year period. The Trustees concluded that performance was not unreasonable and that the adviser should be retained.

Pacific Flexible: The Trustees noted that the Fund had outperformed its peer group median and the Multialternative Morningstar category average over the 1-year period and since its inception in November 2015. The Trustees observed that the Fund’s standard deviation has been in the third quartile, but the Sharpe ratio has ranked in the second quartile, which shows reasonable reward for the risk taken. The Trustees concluded that the Fund’s performance was reasonable and that the adviser should be retained.

Pacific Dynamic: The Trustees noted that the Fund had underperformed its Morningstar category average over the 1-year period and since its inception in October 2015, while outperforming its peer group median since inception and slightly trailing the peer group median over the 1-year period. The Trustees acknowledged the adviser’s assertion that comparison of the Fund to the Morningstar category is not meaningful because the category includes a wide range of strategies and risk levels. The Trustees observed that, like many of the other Pacific Funds, the Fund’s conservative approach had caused underperformance in recent bull markets. The Trustees concluded that the Fund’s performance was reasonable and that the adviser should be retained.

Pacific FV Moderate: The Trustees acknowledged that the Fund launched in May 2013, but did not gather assets until late 2014, thus reducing the value of any 3-year and since inception comparative performance figures. The Trustees observed that the Fund outperformed the peer group median over the 1-year period and performed in line with the Morningstar category average over the same period. The Trustees noted that the Fund’s standard deviation, Sharpe ratio, information ratio, and risk score all placed in the top two quartiles over the 1-year period as compared to the Morningstar category and the peer group. The Trustees concluded that the Fund’s performance was reasonable and that the adviser should be retained.

Fees and Expenses. The Trustees noted that the advisory fee for each Fund other than Pacific Conservative is 1.00%, and the fee charged for Pacific Conservative is 0.75%.

Pacific Core: The Trustees noted that the advisory fee was equal to the peer group median of 1.00% and higher than the Morningstar Large Blend category average of 0.69%,

The Pacific Financial Funds

SUPPLEMENTAL INFORMATION (Unaudited)(Continued)

April 30, 2017

while the net expense ratio is higher than the peer group median and the Morningstar category average. They considered, however, that the Fund was within the range of fees and net expense ratios for both benchmark groups, and agreed that in light of the adviser’s active management mandate, and avoidance of indexing in the implementation of the Fund’s strategy, the advisory fee was not unreasonable.

Pacific Explorer: The Trustees noted that the advisory fee is equal to the peer group median of 1.00% and higher than the Morningstar Large Blend category average of 0.69%, while the net expense ratio was slightly higher than the peer group median and significantly higher than the Morningstar category average. The Trustees acknowledged that the net expense ratio was at the high range of its Morningstar category, but agreed that considering the adviser’s active mandate, the fee was not unreasonable.

Pacific International: The Trustees noted that the Fund’s advisory fee matched the highest advisory fee in its peer group and ranked in the 82nd percentile of its Morningstar category. The Trustees observed that the Fund’s net expense ratio was the highest in its Morningstar category while remaining within the range of its peer group. They considered that a significant portion of the Fund’s expenses were attributable to acquired fund fees and expenses (“AFFE”), and considered that many peer funds, by virtue of their structure, do not have similarly high AFFE costs. The Trustees agreed that, considering the adviser’s active management mandate and that it does not engage in indexing, the advisory fee was not unreasonable.

Pacific Strategic: The Trustees noted that, despite the Fund’s reduced advisory fee of 0.75%, the Fund’s advisory fee ranked in the 98th percentile of its Morningstar category and remains within, but at the high end of, the range of its peer group. They acknowledged that the Fund’s net expense ratio was higher than the peer group median and Morningstar Intermediate Term Bond Category average, but within the range of both groups. The Trustees agreed that the advisory fee was not unreasonable.

Pacific Tactical: The Trustees noted that the advisory fee was equal to the peer group median of 1.00% and ranked in the 55th percentile of the Morningstar Tactical Allocation category. They considered that the net expense ratio of the Fund remained well within the range of the peer group and Morningstar category as well. The Trustees agreed that, considering the adviser’s active management mandate and that it did not engage in indexing, the advisory fee was not unreasonable.

Pacific Flexible: The Trustees noted that the Fund’s advisory fee was below the Morningstar Multialternative category average and median, while significantly exceeding the peer group median. The Trustees observed that the Fund’s net and gross expense ratios were significantly lower than the peer group median and Morningstar category averages. The Trustees agreed that the advisory fee was not unreasonable.

Pacific Dynamic: The Trustees noted that the advisory fee significantly exceeded the peer group median and the Fund’s Morningstar category average (but not the highest in the peer group), while the net expense ratio was slightly below that of the peer group median and higher

The Pacific Financial Funds

SUPPLEMENTAL INFORMATION (Unaudited)(Continued)

April 30, 2017

than the Morningstar category average. The Trustees acknowledged that the net expense ratio was at the high range of its Morningstar category, but agreed that considering the adviser’s active mandateand the fact that it did not engage in indexing, the fee was not unreasonable.

Pacific FV Moderate: The Trustees noted that the advisory fee matched the highest fee charged by the peer group and was within the highest quartile of its Morningstar category. The Trustees observed that the Fund’s net expense ratio was higher than the highest in its peer group, while within the highest quartile of its Morningstar category. They acknowledged the relatively small size of the Fund noting the impact of small asset size on overall Fund expenses, and that most of the funds in the peer group did not follow a socially responsible mandate. They considered that a significant portion of the Fund’s expenses are attributable to acquired fund fees and expenses, and considered that many peer funds, by virtue of their structure, do not have similarly high AFFE costs. The Trustees agreed that, considering the adviser’s active management and socially responsible mandate and that it did not engage in indexing, the advisory fee was not unreasonable.

Additionally, the Trustees acknowledged that the Funds are not marketed to the general public and were instead intended to serve as part of a professionally advised portfolio by financial planners who normally charge an additional fee for such services. They considered the additional services shareholders received from the adviser and noted the adviser worked with client representatives to develop strategies to meet the needs of clients invested in the Funds. After further discussion, the Trustees concluded that the advisory fee for each Fund was not unreasonable.

Economies of Scale. The Trustees considered whether economies of scale had been realized, on a Fund-by-Fund basis, with respect to the management of the Funds. They noted that most of the Pacific Funds increased in total assets and the Fund family increased its total assets over the prior year. The Trustees evaluated the adviser’s projected AUM for each Fund at the end of the current fiscal year, and took note of the adviser’s representation that it would consider breakpoints in the future as each Fund reached a size that achieved reasonable economies of scale. After discussion, it was the consensus of the Trustees that based on current size of each Fund, while meaningful economies do not appear to have been reached at this time, the matter of economies of scale would be revisited at the next renewal of the agreement and as each Fund’s size materially increases.

Profitability. The Trustees reviewed the profitability analyses for each Fund provided by the adviser. The Trustees considered the adviser’s profit realized in connection with the operation of each Fund and whether the profit level represented a fair entrepreneurial profit with respect to the services to be provided to each Fund. The Trustees noted that the adviser earned a profit from each Fund, and agreed that such profit was reasonable in each case. The Trustees concluded that the level of profit was not excessive.

Conclusion. Having requested and received such information from The Pacific Financial Group, Inc. as the Trustees believed to be reasonably necessary to evaluate the terms of the advisory agreement, and as assisted by the advice of counsel, the Trustees concluded that the fee structure was reasonable and that renewal of the advisory agreement was in the best interests of each of the Pacific Financial Core Equity Fund, Pacific Financial Explorer Fund, Pacific Financial International Fund, Pacific Financial Strategic Conservative Fund, Pacific Financial Tactical Fund, Pacific Financial

The Pacific Financial Funds

SUPPLEMENTAL INFORMATION (Unaudited)(Continued)

April 30, 2017

Flexible Growth & Income Fund, Pacific Financial Dynamic Allocation Fund, and Pacific Financial Faith & Values Based Moderate Fund and each Fund’s shareholders.

*	Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.

The Pacific Financial Funds

SUPPLEMENTAL INFORMATION (Unaudited)(Continued)

April 30, 2017

The following is a list of the Trustees and executive officers of the Trust and each person’s principal occupation over the last five years. Unless otherwise noted, the address of each Trustee and Officer is 17605 Wright Street, Suite 2, Omaha, Nebraska 68130.

Independent Trustees

Name, Address and Year of Birth	Position/Term of Office***	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex**** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Mark Garbin Born in 1951	Trustee Since 2013	Managing Principal, Coherent Capital Management LLC (since 2007).	8	Northern Lights Fund Trust (for series not affiliated with the Funds since 2013); Two Roads Shared Trust (since 2012); Forethought Variable Insurance Trust (since 2013); Northern Lights Variable Trust (since 2013); OHA Mortgage Strategies Fund (offshore), Ltd. (since 2014); Altegris KKR Commitments Master Fund (since 2014) previously, Altegris KKR Commitments Fund (2014-2016)
Mark D. Gersten Born in 1950	Trustee Since 2013	Independent Consultant (since 2012); Senior Vice President – Global Fund Administration Mutual Funds & Alternative Funds, AllianceBernstein LP (1985 – 2011).	8	Northern Lights Fund Trust (for series not affiliated with the Funds since 2013); Northern Lights Variable Trust (since 2013); Two Roads Shared Trust (since 2012); Altegris KKR Commitments Master Fund (since 2014); Ramius Archview Credit and Distressed Fund (since 2015); previously, Schroder Global Series Trust (2012 to 02-2017) and Altegris KKR Commitments Fund (2014-2016)
Anthony J. Hertl Born in 1950	Trustee Since 2005; Chairman of the Board since 2013	Consultant to small and emerging businesses (since 2000).	8	Northern Lights Fund Trust (for series not affiliated with the Funds since 2005); Alternative Strategies Fund (since 2010); Satuit Capital Management Trust (since 2007); Northern Lights Variable Trust (since 2006); previously, AdvisorOne Funds (2004-2013); Greenwich Advisers Trust (2007- 2011); Global Real Estate Fund (2008-2011); The World Funds Trust (2010-2013)
Gary W. Lanzen Born in 1954	Trustee Since 2005	Retired since 2012. Formerly, Founder, President, and Chief Investment Officer, Orizon Investment Counsel, Inc. (2000-2012).	8	Northern Lights Fund Trust (for series not affiliated with the Funds since 2005); AdvisorOne Funds (since 2003); Alternative Strategies Fund (since 2010); Northern Lights Variable Trust (since 2006); previously, CLA Strategic Allocation Fund (2014-2015)
John V. Palancia Born in 1954	Trustee Since 2011	Retired since 2011. Formerly, Director of Futures Operations, Merrill Lynch, Pierce, Fenner & Smith Inc. (1975-2011).	8	Northern Lights Fund Trust (for series not affiliated with the Funds since 2011); Northern Lights Variable Trust (since 2011); Northern Lights Fund Trust III (since 2012); Alternative Strategies Fund (since 2012)
Mark H. Taylor Born in 1964	Trustee Since 2007; Chairman of the Audit Committee since 2013	Andrew D. Braden Professor of Accounting and Auditing, Weatherhead School of Management, Case Western Reserve University (since 2009); President, Auditing Section of the American Accounting Association (2012-2015); Former member of the AICPA Auditing Standards Board, AICPA (2008-2011).	8	Northern Lights Fund Trust (for series not affiliated with the Funds since 2007); Alternative Strategies Fund (since 2010); Northern Lights Fund Trust III (since 2012); Northern Lights Variable Trust (since 2007); previously, Lifetime Achievement Mutual Fund, Inc. (2007-2012)

4/30/17 – NLFT_v5

The Pacific Financial Funds

SUPPLEMENTAL INFORMATION (Unaudited)(Continued)

April 30, 2017

Interested Trustees and Officers

Number of
Portfolios in
Fund
			Complex****	Other Directorships held by
Name, Address and	Position/Term of	Principal Occupation During	Overseen by	Trustee During the Past Five
Year of Birth	Office***	the Past Five Years	Trustee	Years
Andrew Rogers* 80 Arkay Drive Hauppauge, NY 11788 Born in 1969	Trustee Since 2013*****	President of the Trust (2006-2017); Chief Executive Officer, Gemini Alternative Funds, LLC (2013 – April 2017); Chief Executive Officer, Gemini Hedge Fund Services, LLC (2013 – April 2017); Chief Executive Officer, Gemini Fund Services, LLC (2012 – April 2017); President and Manager, Gemini Fund Services, LLC (2006 - 2012); Formerly President and Manager, Blu Giant, LLC (2004 - 2011).	8	Northern Lights Fund Trust (for series not affiliated with the Funds since 2013); Northern Lights Variable Trust (since 2013)
Kevin E. Wolf 80 Arkay Drive Hauppauge, NY 11788 Born in 1969	President Since 2017	President, Gemini Fund Services, LLC (since 2012); Treasurer of the Trust (2006-2017); Director of Fund Administration, Gemini Fund Services, LLC (2006 - 2012); and Vice-President, Blu Giant, (2004 - 2013).	N/A	N/A
James Colantino 80 Arkay Drive Hauppauge, NY 11788 Born in 1969	Treasurer Since 2017	Assistant Treasurer of the Trust (2006-2017); Senior Vice President - Fund Administration (2012-Present); Vice President (2004 - 2012), Gemini Fund Services, LLC.	N/A	N/A
Stephanie Shearer 80 Arkay Drive Hauppauge, NY 11788 Born in 1979	Secretary** Since 2017	Assistant Secretary of the Trust (2012-2017);Senior Paralegal, Gemini Fund Services, LLC (since 2013); Paralegal, Gemini Fund Services, LLC (2010-2013); Junior Paralegal, Gemini Fund Services, LLC (2008-2010); Legal Assistant, Gemini Fund Services, LLC (2007-2008).	N/A	N/A
Lynn Bowley 17605 Wright Street Suite 2, Omaha, NE 68130 Born in 1958	Chief Compliance Officer Since 2007	Senior Compliance Officer of Northern Lights Compliance Services, LLC (since 2007).	N/A	N/A

*	Andrew Rogers resigned from his position as President of the Trust effective June 1, 2017.

**	James Ash resigned from his position as Secretary of the Trust effective February 24, 2017.

***	The term of office for each Trustee and officer listed above will continue indefinitely until the individual resigns or is removed.

****	As of May 31, 2017, the Trust was comprised of 83 active portfolios managed by unaffiliated investment advisers. The term “Fund Complex” applies only to the Fund. The Fund does not hold itself out as related to any other series within the Trust for investment purposes, nor do they share the same investment adviser with any other series.

*****	Andrew Rogers is an “Interested Trustee” of the Trust as that term is defined under the 1940 Act, because of his affiliation with Gemini Fund Services, LLC, the Trust’s Administrator, Fund Accountant and Transfer Agent.

The Fund’s SAI includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-888-451-TPFG.

4/30/17 – NLFT_v5

PRIVACY NOTICE

Northern Lights Fund Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust doesn’t jointly market.

This Page Intentionally Left Blank

PROXY VOTING POLICY

Information regarding how a Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that a Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-888-451-TPFG or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-888-451-TPFG.

INVESTMENT ADVISOR
The Pacific Financial Group, Inc.
777 108th Avenue NE, Suite 2100
Bellevue, WA 98004

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive
Hauppauge, NY 11788

Item 2. Code of Ethics.

(a)       As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)        For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)        Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)        Accountability for adherence to the code.

(c)        Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)        Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on Registrant’ website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)       The Registrant’s board of trustees has determined that Anthony J. Hertl is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Hertl is independent for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

2012 - $51,250

2013 - $51,250

2014 - $56,500

2015- $63,000

2016 - $88,000

2017 - $96,000

(b)	Audit-Related Fees

2012 - $0

2013 - $0

2014 - $0

2015- $0

2016- $0

2017 - $0

(c)	Tax Fees

2012 - $12,500

2013 - $12,500

2014 - $15,000

2015- $15,000

2016- $20,000

2017 - $20,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees

2011 – None

2012 – None

2013 – None

2014 – None

2015 – None

2016 – None

2017 - None

(e)	(1) Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant. Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)	Percentages of Services Approved by the Audit Committee
	2012	2013	2014	2015	2016	2017
Audit-Related Fees:	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Tax Fees:	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
All Other Fees:	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

(f)	During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2012 - $12,500

2013 - $12,500

2014 - $15,000

2015- $15,000

2016 - $20,000

2017 - $20,000

(h)        The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics filed herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer

Date 7/7/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer

Date 7/7/17

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Financial Officer

Date 7/7/17